As filed with the Securities and Exchange Commission on August 31, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022 – June 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

AUXIER FOCUS FUND
Annual Report
June 30, 2023

Fund Adviser:
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
Toll Free: (877) 3AUXIER or (877) 328-9437

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2023
1

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2023
2

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2023
3

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2023
4

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2023
5

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2023
6

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2023
7

AUXIER FOCUS FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
June 30, 2023
8
The following chart reflects the change in the value of a hypothetical $10,000 investment in Investor Shares, including reinvested dividends and distributions, in the
Auxier Focus Fund (the”Fund”) compared with the performance of the benchmark, the S&P 500 Index (“S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the
Fund's classes includes the maximum sales charge of 5.75% (A Shares only) and operating expenses that reduce returns, while the total return of the S&P 500® does not include the effect of sales charges and expenses. A Shares are subject to a 1.00% contingent deferred sales charge on shares purchased without an initial sales charge and redeemed less than one year after purchase. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Investor Shares vs. S&P 500 Index
\
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (877) 328-9437 or visit www.auxierasset.com. As stated in the Fund’s prospectus, the annual operating expense ratios (gross)
for Investor Shares, A Shares and Institutional Shares are 1.08%, 1.65% and 1.08%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses) to 0.92%, 1.25% and 0.80% of the Investor Shares, A Shares and
Institutional Shares, respectively, through October 31, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 180 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Performance for Investor Shares for periods prior to December 10, 2004, reflects performance and expenses of Auxier Focus Fund, a series of Unified Series Trust
(the “Predecessor Fund”). Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds.
Average Annual Total Returns
Years Ended June 30, 2023 One Year Five Years Ten Years Since Inception
(1)
Investor Shares
10.14% 8.05% 8.07% 7.48%
S&P 500® Index (Since July 9, 1999)
19.59% 12.31% 12.86% 6.93%
A Shares (with sales charge)
(2)(3)
3.46% 6.45% 7.20% 7.12%
Institutional Shares
(3)
10.30% 8.20% 8.26% 7.57%
(1)
Institutional, A Shares and Investor Shares commenced operations on May 9, 2012, July 8, 2005 and July 9, 1999, respectively.
(2)
Due to shareholder redemptions on August 21, 2005, net assets of the class were zero from the close of business on that date until September 22, 2005. Financial information presented for the period August 21, 2005 to September 22, 2005 reflects performance of Investor Shares of the Fund.
(3)
For Institutional Shares and A Shares, performance for the since inception period is a blended average annual return which includes the return of the Investor Shares prior to commencement of operations of the
Institutional Shares and A Shares.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2023
9
See Notes to Financial Statements.
Shares Security Description Value
Equity Securities - 89.0%
Common Stock - 89.0%
Communications - 0.6%
16,900 America Movil SAB de CV, ADR $ 365,716
1,719 Cisco Systems, Inc. 88,941
7,119 Telefonica SA, ADR 28,689
93,168 Warner Bros Discovery, Inc.
(a)
1,168,327
1,651,673
Consumer Cyclical - 1.9%
2,076 Alibaba Group Holding, Ltd., ADR
(a)
173,035
1,241 Booking Holdings, Inc.
(a)
3,351,109
14,025 DR Horton, Inc. 1,706,702
5,230,846
Consumer Discretionary - 6.7%
116,618 Arcos Dorados Holdings, Inc., Class A 1,195,335
34,000 Becle SAB de CV 83,470
44,408 Comcast Corp., Class A 1,845,152
15,850 CVS Health Corp. 1,095,710
400 Domino's Pizza, Inc. 134,796
16,250 General Motors Co. 626,600
13,500 Grand Canyon Education, Inc.
(a)
1,393,335
205,501 Lincoln Educational Services Corp.
(a)
1,385,077
17,975 Lowe's Cos., Inc. 4,056,957
4,756 McDonald's Corp. 1,419,238
46,302 Sally Beauty Holdings, Inc.
(a)
571,830
3,870 The Home Depot, Inc. 1,202,177
12,850 Walmart, Inc. 2,019,763
4,550 Yum China Holdings, Inc. 257,075
7,050 Yum! Brands, Inc. 976,778
18,263,293
Consumer Staples - 16.1%
65,455 Altria Group, Inc. 2,965,111
57,955 British American Tobacco PLC, ADR 1,924,106
13,200 Coca-Cola HBC AG, ADR 391,776
3,135 Diageo PLC, ADR 543,860
6,500 Keurig Dr Pepper, Inc. 203,255
50,327 Molson Coors Beverage Co., Class B 3,313,530
69,600 Monster Beverage Corp.
(a)
3,997,824
40,895 PepsiCo., Inc. 7,574,572
85,125 Philip Morris International, Inc. 8,309,902
37,544 The Coca-Cola Co. 2,260,900
195,126 The Kroger Co. 9,170,922
3,140 The Procter & Gamble Co. 476,463
54,421 Unilever PLC, ADR 2,836,967
43,969,188
Energy - 3.6%
136,810 BP PLC, ADR 4,828,025
7,630 Chevron Corp. 1,200,580
13,600 ConocoPhillips 1,409,096
100 Occidental Petroleum Corp. 5,880
7,800 Phillips 66 743,964
14,415 Valero Energy Corp. 1,690,880
9,878,425
Financials - 19.7%
53,260 Aflac, Inc. 3,717,548
49,495 American International Group, Inc. 2,847,942
2,480 Ameriprise Financial, Inc. 823,757
201,499 Bank of America Corp. 5,781,006
16,545 Berkshire Hathaway, Inc., Class B
(a)
5,641,845
60,674 Central Pacific Financial Corp. 953,189
25,975 Citigroup, Inc. 1,195,889
5,616 Colliers International Group, Inc. 551,435
200 Columbia Banking System, Inc. 4,056
5,616 FirstService Corp. 865,369
Shares Security Description Value
Financials - 19.7% (continued)
46,168 Franklin Resources, Inc. $ 1,233,147
2,025 Marsh & McLennan Cos., Inc. 380,862
32,705 Mastercard, Inc., Class A 12,862,877
1,100 PayPal Holdings, Inc.
(a)
73,403
1,700 Ryan Specialty Holdings, Inc.
(a)
76,313
149,625 The Bank of New York Mellon Corp. 6,661,305
11,068 The Travelers Cos., Inc. 1,922,069
3,200 U.S. Bancorp 105,728
15,249 Unum Group 727,377
30,100 Visa, Inc., Class A 7,148,148
7,000 Wells Fargo & Co. 298,760
53,872,025
Health Care - 23.5%
29,284 Abbott Laboratories 3,192,542
3,663 AbbVie, Inc. 493,516
100 Amgen, Inc. 22,202
4,950 Becton Dickinson & Co. 1,306,849
9,095 Biogen, Inc.
(a)
2,590,711
18,226 Elevance Health, Inc. 8,097,629
990 Embecta Corp. 21,384
40,108 Johnson & Johnson 6,638,676
80,518 Medtronic PLC 7,093,636
68,854 Merck & Co., Inc. 7,945,063
8,370 Organon & Co. 174,180
6,282 Pfizer, Inc. 230,424
14,397 Quest Diagnostics, Inc. 2,023,642
13,990 The Cigna Group 3,925,594
34,825 UnitedHealth Group, Inc. 16,738,288
903 Viatris, Inc. 9,012
26,750 Zimmer Biomet Holdings, Inc. 3,894,800
64,398,148
Industrials - 4.4%
30,135 CAE, Inc.
(a)
674,421
1,240 Caterpillar, Inc. 305,102
119,491 Corning, Inc. 4,186,965
3,695 FedEx Corp. 915,991
700 Ferguson PLC 110,117
57,482 Gates Industrial Corp. PLC
(a)
774,857
200 General Dynamics Corp. 43,030
85,521 Manitex International, Inc.
(a)
458,393
26,700 Raytheon Technologies Corp. 2,615,532
2,780 The Boeing Co.
(a)
587,025
2,924 The Greenbrier Cos., Inc. 126,024
7,440 United Parcel Service, Inc., Class B 1,333,620
12,131,077
Information Technology - 8.9%
39,720 Alphabet, Inc., Class A
(a)
4,754,484
18,125 Cognizant Technology Solutions Corp.,
Class A 1,183,200
25,466 Forrester Research, Inc.
(a)
740,806
3,155 Meta Platforms, Inc., Class A
(a)
905,422
49,022 Microsoft Corp. 16,693,952
100 MSCI, Inc. 46,929
24,324,793
Materials - 3.4%
14,225 Celanese Corp., Class A 1,647,255
28,458 Corteva, Inc. 1,630,644
28,458 Dow, Inc. 1,515,673
25,464 DuPont de Nemours, Inc. 1,819,148
2,149 International Flavors & Fragrances, Inc. 171,039
25,505 LyondellBasell Industries NV, Class A 2,342,124
4,980 The Mosaic Co. 174,300
9,300,183

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2023
10
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Transportation - 0.2%
2,610 Union Pacific Corp. $ 534,058
Total Common Stock (Cost $93,159,748) 243,553,709
Total Equity Securities (Cost $93,159,748) 243,553,709
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 7.3%
Corporate Non-Convertible Bonds - 0.8%
Energy - 0.1%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(c)
6.63% 02/15/45 307,528
Financials - 0.7%
400,000 Bank of
America Corp.
(callable at
100)
(b)(c)
6.25  12/31/24 396,000
400,000 Citigroup, Inc.
(callable at
100)
(b)(c)
6.30  11/15/2167 390,500
300,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
6.10  12/31/49 299,497
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
7.88  05/01/66 493,750
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  12/31/99 307,100
1,886,847
Total Corporate Non-Convertible Bonds (Cost
$2,352,718) 2,194,375
U.S. Government & Agency Obligations - 6.5%
U.S. Treasury Securities - 6.5%
15,035,000 U.S. Treasury
Bill
(d)
4.99-5.04  07/13/23 15,014,113
2,650,000 U.S. Treasury
Bill
(d)
4.03-5.16  09/07/23 2,625,077
100,000 U.S. Treasury
Bill
(d)
5.16  09/14/23 98,954
150,000 U.S. Treasury
Bill
(d)
5.27  10/12/23 147,820
17,885,964
Total U.S. Government & Agency Obligations
(Cost $17,887,258) 17,885,964
Total Fixed Income Securities (Cost
$20,239,976) 20,080,339
Shares Security Description Value
Money Market Fund - 3.6%
9,737,260 Fidelity Investments Treasury Only
Portfolio, 4.85%
(e)
(Cost $9,737,260) 9,737,260
Investments, at value - 99.9% (Cost $123,136,984) $ 273,371,308
Other Assets & Liabilities, Net - 0.1% 238,798
Net Assets - 100.0% $ 273,610,106
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2023.
(c) Perpetual maturity security.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 1,651,673 $ – $ – $ 1,651,673
Consumer Cyclical 5,230,846 – – 5,230,846
Consumer Discretionary 18,263,293 – – 18,263,293
Consumer Staples 43,969,188 – – 43,969,188
Energy 9,878,425 – – 9,878,425
Financials 53,872,025 – – 53,872,025
Health Care 64,398,148 – – 64,398,148
Industrials 12,131,077 – – 12,131,077
Information Technology 24,324,793 – – 24,324,793
Materials 9,300,183 – – 9,300,183
Transportation 534,058 – – 534,058
Corporate Non-
Convertible Bonds – 2,194,375 – 2,194,375
U.S. Government &
Agency Obligations – 17,885,964 – 17,885,964
Money Market Fund 9,737,260 – – 9,737,260
Investments at Value $ 253,290,969 $ 20,080,339 $ – $ 273,371,308
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communications 0.6%
Consumer Cyclical 1.9%
Consumer Discretionary 6.7%
Consumer Staples 16.1%
Energy 3.6%
Financials 19.7%
Health Care 23.6%
Industrials 4.4%
Information Technology 8.9%
Materials 3.4%
Transportation 0.2%
Corporate Non-Convertible Bonds 0.8%
U.S. Government & Agency Obligations 6.5%
Money Market Fund 3.6%
100.0%

AUXIER FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023
11
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $123,136,984) $ 273,371,308
Receivables:
Fund shares sold 59,341
Dividends and interest 412,469
Prepaid expenses 28,428
Total Assets
273,871,546
LIABILITIES
Payables:
Fund shares redeemed 47,660
Accrued Liabilities:
Investment Adviser fees 124,401
Fund services fees 26,522
Other expenses 62,857
Total Liabilities
261,440
NET ASSETS
$ 273,610,106
COMPONENTS OF NET ASSETS
Paid-in capital $ 117,421,643
Distributable Earnings 156,188,463
NET ASSETS
$ 273,610,106
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 5,479,553
A Shares 48,715
Institutional Shares 4,548,837
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $146,783,448) $ 26.79
A Shares (based on net assets of $1,339,857) $ 27.50
A Shares Maximum Public Offering Price Per Share (net asset value per share/(100%-5.75%)) $ 29.18
Institutional Shares (based on net assets of $125,486,801) $ 27.59

AUXIER FOCUS FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2023
12
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $7,248) $ 5,237,748
Interest income 981,515
Total Investment Income
6,219,263
EXPENSES
Investment Adviser fees 2,113,785
Fund services fees 338,668
Transfer agent fees:
Investor Shares 54,809
A Shares 983
Institutional Shares 11,839
Distribution fees:
A Shares 3,937
Custodian fees 26,871
Registration fees:
Investor Shares 19,421
A Shares 4,733
Institutional Shares 15,616
Professional fees 52,745
Trustees' fees and expenses 10,440
Other expenses 239,940
Total Expenses 2,893,787
Fees waived
(604,661)
Net Expenses
2,289,126
NET INVESTMENT INCOME
3,930,137
NET REALIZED AND UNREALIZED GAIN
Net realized gain on:
Investments
3,898,186
Foreign currency transactions
12
Net realized gain
3,898,198
Net change in unrealized appreciation (depreciation) on investments
17,860,423
NET REALIZED AND UNREALIZED GAIN
21,758,621
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 25,688,758

AUXIER FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
13
See Notes to Financial Statements.
For the Year
Ended
June 30, 2023
For the Year
Ended
June 30, 2022
OPERATIONS Shares Shares
Net investment income $ 3,930,137 $ 2,802,191
Net realized gain 3,898,198 5,374,197
Net change in unrealized appreciation (depreciation) 17,860,423 (18,353,028)
Increase (Decrease) in Net Assets Resulting from
Operations
25,688,758 (10,176,640)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (4,255,878) (3,650,878)
A Shares (36,009) (39,990)
Institutional Shares (3,466,460) (2,962,207)
Total Distributions Paid
(7,758,347) (6,653,075)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 5,749,237 223,127 17,845,684 654,788
A Shares 4,788 180 12,724 485
Institutional Shares 9,416,041 354,802 6,388,132 229,916
Reinvestment of distributions:
Investor Shares 3,985,471 153,380 3,486,919 127,842
A Shares 35,720 1,337 39,492 1,425
Institutional Shares 3,367,859 125,804 2,860,173 102,095
Redemption of shares:
Investor Shares (13,833,480) (536,192) (13,444,920) (497,940)
A Shares (502,525) (19,322) (708,337) (25,187)
Institutional Shares (7,216,992) (272,120) (7,253,207) (261,439)
Redemption fees:
Investor Shares
2,696
–
3,856
–
A Shares
16
–
43
–
Institutional Shares
2,213
–
2,934
–
Increase in Net Assets from Capital Share Transactions 1,011,044 30,996 9,233,493 331,985
Increase (Decrease) in Net Assets 18,941,455 (7,596,222)
NET ASSETS
Beginning of Year
254,668,651 262,264,873
End of Year
$ 273,610,106 $ 254,668,651

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
14
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2023 2022 2021 2020 2019
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 25.05 $ 26.69 $ 20.39 $ 22.34 $ 22.25
INVESTMENT OPERATIONS
Net investment income (a) 0.37 0.27 0.27 0.29 0.28
Net realized and unrealized gain (loss)
2.14 (1.22) 6.59 (0.87) 1.18
Total from Investment Operations
2.51 (0.95) 6.86 (0.58) 1.46
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.33) (0.28) (0.30) (0.29) (0.30)
Net realized gain
(0.44) (0.41) (0.26) (1.08) (1.07)
Total Distributions to Shareholders
(0.77) (0.69) (0.56) (1.37) (1.37)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 26.79 $ 25.05 $ 26.69 $ 20.39 $ 22.34
TOTAL RETURN
10.14% (3.77)% 34.03% (3.17)% 7.08%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 146,783 $ 141,242 $ 142,915 $ 113,810 $ 137,995
Ratios to Average Net Assets:
Net investment income 1.43% 0.99% 1.13% 1.34% 1.25%
Net expenses 0.92% 0.92% 0.92% 0.95% 0.98%
Gross expenses (c) 1.10% 1.08% 1.09% 1.10% 1.11%
PORTFOLIO TURNOVER RATE 1% 1% 1% 2% 3%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
15
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2023 2022 2021 2020 2019
A SHARES
NET ASSET VALUE, Beginning of Year
$ 25.60 $ 27.20 $ 20.76 $ 22.70 $ 22.56
INVESTMENT OPERATIONS
Net investment income (a) 0.29 0.18 0.19 0.23 0.22
Net realized and unrealized gain (loss)
2.19 (1.25) 6.72 (0.89) 1.21
Total from Investment Operations
2.48 (1.07) 6.91 (0.66) 1.43
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.14) (0.12) (0.21) (0.20) (0.22)
Net realized gain
(0.44) (0.41) (0.26) (1.08) (1.07)
Total Distributions to Shareholders
(0.58) (0.53) (0.47) (1.28) (1.29)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 27.50 $ 25.60 $ 27.20 $ 20.76 $ 22.70
TOTAL RETURN(c)
9.77% (4.07)% 33.60% (3.47)% 6.80%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 1,340 $ 1,703 $ 2,443 $ 2,770 $ 2,664
Ratios to Average Net Assets:
Net investment income 1.09% 0.64% 0.78% 1.06% 0.98%
Net expenses 1.25% 1.25% 1.25% 1.25% 1.25%
Gross expenses (d) 1.76% 1.65% 1.52% 1.51% 1.53%
PORTFOLIO TURNOVER RATE 1% 1% 1% 2% 3%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Total Return does not include the effect of front end sales charge or contingent deferred sales charge.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
16
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2023 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 25.74 $ 27.38 $ 20.88 $ 22.81 $ 22.66
INVESTMENT OPERATIONS
Net investment income (a) 0.41 0.31 0.31 0.33 0.33
Net realized and unrealized gain (loss)
2.21 (1.26) 6.75 (0.88) 1.19
Total from Investment Operations
2.62 (0.95) 7.06 (0.55) 1.52
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.33) (0.28) (0.30) (0.30) (0.30)
Net realized gain
(0.44) (0.41) (0.26) (1.08) (1.07)
Total Distributions to Shareholders
(0.77) (0.69) (0.56) (1.38) (1.37)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 27.59 $ 25.74 $ 27.38 $ 20.88 $ 22.81
TOTAL RETURN
10.30% (3.66)% 34.19% (3.00)% 7.24%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 125,487 $ 111,723 $ 116,907 $ 88,103 $ 90,958
Ratios to Average Net Assets:
Net investment income 1.56% 1.11% 1.25% 1.51% 1.43%
Net expenses 0.80% 0.80% 0.80% 0.80% 0.80%
Gross expenses (c) 1.08% 1.08% 1.09% 1.10% 1.10%
PORTFOLIO TURNOVER RATE 1% 1% 1% 2% 3%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023
17
Note 1. Organization
The Auxier Focus Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value.
The Fund currently offers three classes of shares: Investor Shares, A Shares and Institutional Shares. A Shares are offered at net asset value plus a maximum sales charge of 5.75%. A Shares are also subject to contingent deferred sales charge (“CDSC”) of 1.00% on purchases without an initial sales charge and redeemed less than one year after they are purchased. Investor Shares and Institutional
Shares are not subject to a sales charge. Investor Shares, A Shares and Institutional Shares commenced operations on July 9, 1999,
July 8, 2005 and May 9, 2012, respectively. The Fund’s investment objective is to provide long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.
Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023
18
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2023, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the year, the Fund did not incur any interest penalties. The Fund files a U.S. federal income and excise tax return as required.
The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2023, there are no uncertain tax positions that would require financial statement recognition, de-
recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023
19
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of
2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Auxier Asset Management LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.80%
of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a
Apex Fund Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for A Shares of the Fund in
accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the
Board a fee of up to 0.25% of the average daily net assets of A Shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.
For the year ended June 30, 2023 , there were $212 front-end sales charges assessed on the sale of A Shares and no contingent deferred sales charges were assessed on the sale of A Shares. The Distributor received $37 of the total front-end sales charge.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit Committee
Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses ) to 0.92%, 1.25% and 0.80% of the Investor Shares, A Shares and Institutional
Shares, respectively , through at least October 31, 2023. These contractual waivers may only be raised or eliminated with consent of the Board. Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary reductions may be reduced or eliminated at any time. For the year ended June 30, 2023 , the fees waived and expenses reimbursed were as follows:

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023
20
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or
(ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2023 , $1,431,040 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended June 30, 2023 , totaled $3,506,628 and $8,209,376 .
Note 6. Federal Income Tax
As of June 30, 2023 , cost for federal income tax purposes is $123,145,689 and net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2023, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 514,950 $ 89,711 $ 604,661
Gross Unrealized Appreciation
$ 154,695,734
Gross Unrealized Depreciation
(4,470,115)
Net Unrealized Appreciation
$ 150,225,619
2023 2022
Ordinary Income $ 3,310,410 $ 2,713,355
Long-Term Capital Gain 4,447,937 3,939,720
$ 7,758,347 $ 6,653,075
Undistributed Ordinary Income
$ 2,064,721
Undistributed Long-Term Gain
3,898,123
Unrealized Appreciation
150,225,619
Total
$ 156,188,463

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
21
To the Shareholders of Auxier Focus Fund and
Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Auxier
Focus Fund (the “Fund”), a series of Forum Funds, as of June 30, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 24, 2022, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
Cohen & Company, Ltd.
Philadelphia, Pennsylvania
August 28, 2023

AUXIER FOCUS FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2023
22
Change in Independent Registered Public Accounting Firm
On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund, a series of
Forum Funds. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company,
Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
The reports of BBD on the financial statements of the Fund as of and for the fiscal years ended June 30, 2021 and June 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the years ended June 30, 2021 and June 30, 2022, and during the subsequent interim period through
March 9, 2023, (i) there were no disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the
Fund for such years or interim period, and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of this letter is filed as an exhibit to Form N-CSR.
On March 17, 2023, the Audit Committee of the Board also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending June 30, 2023.
During the fiscal years ended June 30, 2021 and June 30, 2022, and during the subsequent interim period through March 17, 2023, neither the Trust, nor anyone acting on its behalf, consulted with Cohen on behalf of the of Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either, (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of
Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees and CDSC fees, and (2) ongoing costs, including management fees,
12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January
1, 2023 through June 30, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

AUXIER FOCUS FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2023
23
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees, and CDSC fees.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates
100.00 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD), 100.00 % for the qualified dividend rate (QDI) and 8.43 % of its income dividends as qualified interest income exempt from U.S. tax for foreign shareholders (QII) as defined in Section 1(h)(11) of the Code. Pursuant to Section 852 (b)(3) of the Internal Revenue Code, the
Fund designates $4,447,937 as long term capital gain dividends for the year.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the
Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite
600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 328-9437.
Beginning
Account Value
January 1, 2023
Ending
Account Value
June 30, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Investor Shares
Actual $ 1,000.00 $ 1,047.70 $ 4.67 0.92%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.23 $ 4.61 0.92%
A Shares
Actual $ 1,000.00 $ 1,045.63 $ 6.34 1.25%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.60 $ 6.26 1.25%
Institutional Shares
Actual $ 1,000.00 $ 1,048.25 $ 4.06 0.80%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.83 $ 4.01 0.80%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (1 81) divided by 365 to reflect the half-year period.

AUXIER FOCUS FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2023
24
(1)
Karen Shaw is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as Treasurer of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee Since 2018 Independent consultant providing
interim CFO services, principally to
non-profit organizations, since 2021;
Chief Financial Officer, Freedom House
(a NGO advocating political freedom
and democracy) 2017-2021.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser) 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Karen Shaw
Born: 1972
Trustee Since 2023 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services 2008-
2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past Five Years
Officers
Zachary Tackett
Born: 1988
President; Principal Executive
Officer; Anti-Money Laundering
Compliance Officer; Identity Theft
Prevention Officer
President and Principal
Executive Officer since 2023;
Anti-Money Laundering
Compliance Officer and
Identity Theft Prevention
Officer since 2014
Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Chief Compliance Officer
2008-2016 and 2021-current
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Lindsey Dorval
Born: 1981
Vice President; Secretary Since 2023 Counsel, Apex Fund Services since 2020.

AUXIER FOCUS FUND
FOR MORE INFORMATION
P.O. Box 588
Portland, Maine 04112
(877) 3AUXIER
(877) 328-9437
INVESTMENT ADVISER
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
204-ANR-0623

ANNUAL REPORT
JUNE 30, 2023

DF DENT GROWTH FUNDS
TABLE OF CONTENTS
JUNE 30, 2023
DF Dent Growth Funds
Performance (Unaudited) 1
DF Dent Premier Growth Fund
A Message to Our Shareholders (Unaudited) 2
Management Discussion of Fund Performance (Unaudited) 10
Performance Chart and Analysis (Unaudited) 15
Schedule of Investments 16
Statement of Assets and Liabilities 18
Statement of Operations 19
Statements of Changes in Net Assets 20
Financial Highlights 21
DF Dent Midcap Growth Fund
A Message to Our Shareholders (Unaudited) 22
Performance Chart and Analysis (Unaudited) 29
Schedule of Investments 31
Statement of Assets and Liabilities 33
Statement of Operations 34
Statements of Changes in Net Assets 35
Financial Highlights 36
DF Dent Small Cap Growth Fund
A Message to Our Shareholders (Unaudited) 39
Performance Chart and Analysis (Unaudited) 46
Schedule of Investments 48
Statement of Assets and Liabilities 50
Statement of Operations 51
Statements of Changes in Net Assets 52
Financial Highlights 53
DF Dent Growth Funds
Notes to Financial Statements 55
Report of Independent Registered Public Accounting Firm 62
Additional Information (Unaudited) 63

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
PERFORMANCE (Unaudited)
JUNE 30, 2023
Performance for the three DF Dent Growth Funds (for periods ending 06/30/202 3 ) is detailed in the table below.
N/A - Periods which exceed the life of the particular fund.
1
Institutional Shares commenced operations on November 29, 2017 and November 20, 2017 for the DF Dent
Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively. Performance for the five year and since inception periods are a blended average annual return, which include the returns of the Investor Shares prior to the commencement of the Institutional Shares. Cumulative performance reflects a blended return, too.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368. Returns greater than one year are annualized, except cumulative returns.
DF Dent
Premier Growth Fund
DF Dent
Midcap Growth Fund
Institutional Shares
1
DF Dent
Small Cap Growth Fund
Institutional Shares
1
Benchmark S&P 500® Index Russell Midcap Growth Index Russell 2000 Growth Index
6 Months
Fund + 15.61% + 15.16% + 14.48%
Benchmark + 16.89% + 15.94% + 13.55%
Fund vs Benchmark - 1.28% - 0.78% + 0.93%
12 Months
Fund + 15.28% + 14.95% + 14.23%
Benchmark + 19.59% + 23.13% + 18.53%
Fund vs Benchmark - 4.31% - 8.18% - 4.30%
3 Years
Fund + 5.13% + 2.81% + 5.81%
Benchmark + 14.60% + 7.63% + 6.10%
Fund vs Benchmark - 9.47% - 4.82% - 0.29%
5 Years
Fund + 10.46% + 8.57% + 8.29%
Benchmark + 12.31% + 9.71% + 4.22%
Fund vs Benchmark - 1.85% - 1.14% + 4.07%
10 Years
Fund + 12.30% + 11.18% N/A
Benchmark + 12.86% + 11.53% N/A
Fund vs Benchmark - 0.56% - 0.35% N/A
Since Inception
Fund + 9.46% + 11.66% + 9.59%
Benchmark + 8.23% + 10.99% + 7.67%
Fund vs Benchmark + 1.23% + 0.67% + 1.92%
Cumulative Since Inception
Fund + 627.94% + 275.55% + 142.27%
Benchmark + 467.42% + 249.40% + 104.12%
Fund vs Benchmark + 160.52% + 26.15% + 38.15%
Inception Date 07/16/2001 07/01/2011 11/01/2013

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
Dear Fellow Shareholders,
This letter pertains to the DF Dent Premier Growth Fund (the “Fund”) while the following two letters pertain to the DF Dent Midcap Growth Fund and the DF Dent Small Cap Growth Fund, respectively. During the Fund’s life over the past 22 years, we have had three recessions (including the “Great Recession”), five national elections as well as a failed insurrection, one pandemic, four U.S. Presidents, four Chairs of the Federal Reserve, ongoing military conflicts in the Mideast and Asia, two short bear markets, and a decade-plus bull market that began in
2009, took a pause during the pandemic in 2020 before returning and then rolling over again into a bear market in 2022. The most recent three quarters have witnessed a recovery from that bear market as your Fund has gained 22.95%. This has improved the Fund’s annual return since inception in 2001 to +9.46% from +9.19%
reported one year ago.
The Fund’s 2023 fiscal year relative performance was determined both by what it did not own and what it did own. The Fund’s most recent one year return of +15.28% lagged its benchmark’s, the S&P 500 (the “Index”), return of +19.59%. The Index is weighted by the market capitalizations of each of the 500 components. On an equal-weighting basis, the performance of the Index was +13.7% (source: Bloomberg). The analysis of these returns is described later in this report within the Management Discussion of Fund Performance. In brief, while the Fund owned three (Amazon.com, Inc. (AMZN), Alphabet, Inc. (GOOG/ GOOGL), and Microsoft Corporation
(MSFT)) of the “Big 7” mega cap technology and technology-related companies that led the market (Apple, Inc.
(AAPL), AMZN, GOOG/ GOOGL, MSFT, Meta Platforms, Inc. (META), Nvidia Corp. (NVDA), and Tesla, Inc. (TSLA)),
the Fund’s weighting of those three was 11.00% compared with the “Big 7” ’s 27.45% weighting within the Index on June 30, 2023. Those three stocks that the Fund does own (AMZN, GOOG, MSFT) contributed 1.7% to the
Fund’s return last year compared to a contribution of 8.67% from the “Big 7” to the Index.
New Investments and Deletions
We added eight new companies to the Fund over the past year. The first six of those companies described below achieved positive returns during the year. The last two are small positions and experienced modest declines as of June 30, 2023.
SiteOne Landscape Supply, Inc. (SITE) is the largest and only national wholesale distributer of commercial and residential landscape supplies in the U.S. SITE has been consolidating the industry, completing more than
80 acquisitions over the last eight years and is now four times the size of its next largest competitor. Still, the company’s share today is only 16% of an estimated $25B addressable market, and there is little to no competition from other buyers for incremental acquisition targets. We believe there is significant value in scale for distribution models and we expect the company to strengthen its position further as it continues to expand.
The company is also in early stages of significantly improving its business performance, professionalizing its organization, and investing for better customer experience. Led by a highly capable management team, we believe the company will continue to execute soundly on that strategy. With the increases in interest rates over the course of 2022 and related concerns about how that will impact housing, we believe SITE’s valuation has become increasingly attractive. We see a long runway for SITE to achieve a double-digit compound annual growth rate (CAGR) in earnings including organic growth and M&A.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
West Pharmaceutical Services, Inc. (WST) is a leading global manufacturer of high-quality integrated containment and delivery solutions for injectable drugs. It has a dominant position in the elastomer (e.g., rubber) niche of the primary packaging and components market for injectable drugs. WST helps pharmaceutical and biotech companies deliver drugs in a fast, compliant, and cost-efficient manner while ensuring sterility for sensitive molecules. WST’s products are highly regulated due to potential safety issues and typically represent a low-single-digit percentage of their customers’ overall manufacturing costs. These attributes make WST’s products very sticky with high switching costs. The company is well-positioned to benefit from an increasing trend towards biologics and customized medicine that need special packaging, delivery, and sterility, which many manufacturers cannot accomplish cost-effectively in-house. We believe WST is likely to compound its earnings per share (EPS) at a low-teens rate annually for a long period of time.
Monolithic Power Systems, Inc. (MPWR) is a founder-led, innovative, semiconductor company that is growing rapidly off a relatively small base. MPWR’s key products are programmable power management integrated circuits which help regulate the flow of electrical current. Because MPWR has programmable solutions, one of its stock keeping units (SKUs)
1
can do the same work as 13 Texas Instruments SKUs, making most of MPWR’s products high-volume by design. All else equal, MPWR power solutions have double the power density and take up half the space on a circuit board. Key end markets include Auto, Enterprise Data and Storage & Compute where system designers want the smallest, most power efficient solution possible. It seems that MPWR can continue to outgrow its end markets both by gaining share relative to legacy providers and by moving up the value chain with increasingly sophisticated and integrated engineered solutions.
The Sherwin-Williams Co. (SHW) is a global leader in the paints and coatings industry. It develops, manufactures, distributes, and sells paint, coatings and related products to professional, industrial, commercial and retail customers. The company’s maniacal focus on driving customer success combined with its portfolio of well-known brands and controlled distribution model are likely to serve as sustainable sources of significant competitive advantage. SHW along with its peers has so far successfully exhibited nominal pricing power with an ability to maintain higher prices even after the price of raw materials decline to normal levels. SHW is likely to benefit from a gradual shift towards DFM (Do-it-For-Me) customers. An under-supply of homes since the GFC, an aging housing stock, and the potential for strong household formation within the Millennials and Gen Z population, are some of the key factors that bode well for SHW’s growth prospects over the next decade. We expect SHW to compound its EPS at a low-double-digit to low-teens rate over the next five years.
Old Dominion Freight Line, Inc. (ODFL) is the leading Less-than-Truckload (LTL) carrier with respect to revenue growth, profitability, and management. The company’s growth has been driven by its ability to deliver a superior service product at a fair price to customers who value service. ODFL’s profitability has been driven by their superior service allowing them to obtain a fair price as well as operations that are probably best-in-class. ODFL has room to continue growing via market share gains and should benefit from the slow but steady trend of LTL industry consolidation.
WNS Holdings, Ltd., ADR (WNS) is a leading global business process outsourcing (BPO) and business process management (BPM) company based in Mumbai, India. WNS offers specialized vertically focused outsourcing solutions that are tailored to specific industries (e.g., banks, cargo shippers, travel providers) as well as horizontal solutions that are sold to clients across industries. Clients are attracted to WNS by its function-
specific execution expertise, capacity to increase productivity, and the cost benefits related to WNS’ presence

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
in low-cost countries. Over time, WNS’ offerings have shifted from a model based on labor arbitrage to a model based on superior technology use which often enables WNS to achieve better outcomes relative to those that clients could achieve themselves. We see WNS as a well-managed company that should, incorporating some conservatism, provide low-double-digit EPS compounding over the next five years and potentially longer.
Sprout Social, Inc. (SPT) is a software company based in Chicago that enables businesses to manage their social media presence in one central location for the most prominent networks, including Facebook, Instagram,
Twitter, LinkedIn, Google, Reddit, Glassdoor and YouTube. Sprout’s platform helps to unlock the commercial value of social media, an increasingly important communication channel, by providing businesses insights and analytics around publishing, engagement, social listening and social commerce. Led by co-founder and
CEO Justyn Howard, Sprout has a unique in-bound sales model whereby more than ~80% of revenue from new customers in 2022 was from unpaid channels. In addition to a very efficient sales model, Sprout is differentiated by its easy-to-trial and easy-to-support platform which leverages a single unified code-base. We believe the market that Sprout serves is in the early adoption phase and that the company can continue to grow its revenues 20%+ for the next several years while leveraging its cost structure.
Endava PLC (DAVA) is a technology services provider which focuses on enabling companies’ digital transformations. Endava designs, builds, and maintains custom technology solutions which serve a diverse range of functions, from web development to inventory management to payment acceptance. The company delivers its services through a “nearshore” model
2
with the majority of employees located in lower-cost but
close-proximity countries such as Romania for Europe delivery. As technology solutions become more advanced and pervasive, companies increasingly rely on services firms like Endava. We believe Endava is a fundamentally good business because of the essential, complex nature of the services it provides and long-duration tailwinds.
We are especially impressed by the company’s execution and the ability to grow its business into new industries and geographies. We believe Endava can compound EPS at a 20%+ rate over the next five-ten years.
The following companies were eliminated from the Fund as sources of funds for the above purchases: Azenta,
Inc. (AZTA), Cable One, Inc. (CABO), IDEXX Laboratories, Inc. (IDXX), Okta Inc. (OKTA), Shopify, Inc. (SHOP), and
Teleflex Incorporated (TFX). IDXX’s fundamentals remain quite strong, but the stock’s valuation reached a level which we felt left little room for additional above-market appreciation. The new investments appeared to offer superior growth prospects versus AZTA, CABO, OKTA, SHOP, and TFX.
Expense Ratio Management
The gross operating expense ratio for the Fund is 1.10%. Effective with the November 1, 2019 Prospectus, the
Fund’s Adviser agreed to reimburse expenses and waive management fees so that the annual net expense ratio does not exceed 0.99%. Your Adviser has extended this agreement through October 31, 2023. The history of expense reimbursements and management fee waivers by the Adviser is shown below:
1
SKU, short for stock keeping unit, is a unique code consisting of letters and numbers that identify characteristics about each product. SKUs are used by retailers to identify and track its inventory.
2
A nearshore model is the practice of getting work done or services performed by people in neighboring countries rather than an organization’s own country or offshoring overseas.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
Portfolio Turnover
3
Annual portfolio turnover since inception has been as follows:
2002
4
0% 2009 16% 2016 20%
2003 14% 2010 8% 2017 13%
2004 20% 2011 21% 2018 16%
2005 7% 2012 14% 2019 23%
2006 25% 2013 19% 2020 23%
2007 17% 2014 25% 2021 14%
2008 21% 2015 25% 2022 18%
2023 20%
3
Percentage calculated based on total value of long term investments.
4
The Fund commenced operations on July 16, 2001 with its initial fiscal year ending on June 30, 2002.
The average annual portfolio turnover over the Fund’s 22-year history is 17.2%. We believe these low turnover rates are consistent with our investment strategy of holding positions for long periods and minimizing transaction expenses for shareholders. Brokerage expenses for this fiscal year’s trading again amounted to less than one cent per share of your Fund based upon the 6.03 million shares outstanding as of June 30, 2023. Thus, trading expenses remained low owing to low portfolio turnover.
Year Ending Expense Reimbursement
Management Fee
Waived
06/30/02 $ 60,201 $ 60,019
06/30/03 38,066 90,163
06/30/04 – 129,060
06/30/05 – 141,907
06/30/06 – 142,664
06/30/07 – 161,128
06/30/08 – 95,665
06/30/09 – 234,053
06/30/10 – 204,148
06/30/11 – 211,784
06/30/12 – 240,847
06/30/13 – 235,380
06/30/14 – 220,476
06/30/15 – 175,996
06/30/16 – 135,822
06/30/17 – 123,930
06/30/18 – 146,156
06/30/19 – 163,859
06/30/20 – 313,721
06/30/21 – 400,966
06/30/22 – 383,052
06/30/23 – 309,122
Total $ 98,267 $ 4,319,918

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
Asset Allocation
5
5
Percentage calculated based on total value of investments.
For the above table, we define the Mid Capitalization range as $3.0 billion to $20.0 billion and define Small and Large Capitalizations as below and above this range, respectively. As of 12/31/21, we defined Mega
Capitalization as companies with market capitalizations over $100 billion and Large Capitalization as companies with market capitalizations in the $20.0 billion to $100.0 billion range. Three holdings, Microsoft (MSFT),
Alphabet (GOOG), and Amazon (AMZN) in fact had market capitalizations exceeding $1 trillion.
The appreciation of Small Capitalization companies in your Fund resulted in many “graduating” to Mid-
Capitalization and leaving minimal Small Capitalization representation since 2019.
Concentration
The Fund’s concentration in its top 10 holdings is as follows:
Our thought process is that if we invest 3% in a stock at a price of $40, should we maintain a 4.5% position in the same company when its valuation is 50% higher and the stock reaches $60? Do we want a 50% larger
Mega
Capitalization
Large
Capitalization
Mid
Capitalization
Small
Capitalization
Reserve
Funds
Total
Fund
06/30/13 0.0% 51.3% 40.4% 5.6% 2.7% 100.00%
06/30/14 0.0% 75.5% 21.8% 2.5% 0.2% 100.00%
06/30/15 0.0% 46.5% 38.9% 12.3% 2.3% 100.00%
06/30/16 0.0% 53.4% 35.1% 11.4% 0.1% 100.00%
06/30/17 0.0% 62.8% 29.3% 7.9% 0.0% 100.00%
06/30/18 0.0% 72.2% 18.5% 9.2% 0.1% 100.00%
06/30/19 0.0% 77.6% 11.3% 8.6% 2.5% 100.00%
06/30/20 0.0% 69.7% 28.0% 2.2% 0.1% 100.00%
06/30/21 0.0% 76.2% 23.4% 0.0% 0.4% 100.00%
06/30/22 41.0% 38.7% 20.2% 0.0% 0.1% 100.00%
06/30/23 33.0% 46.8% 18.4% 1.3% 0.5% 100.00%
% of the Fund Average Size of Top 10
06/30/13 44.95% 4.50%
06/30/14 42.36% 4.20%
06/30/15 42.80% 4.30%
06/30/16 4 3 .92% 4.4 0%
06/30/17 43.71% 4.40%
06/30/18 40.89% 4.10%
06/30/19 38.17% 3.80%
06/30/20 39.59% 4.00%
06/30/21 39.32% 3.90%
06/30/22 45.82% 4.60%
06/30/23 40.86% 4.09%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
position at a 50% higher valuation? When the answer is “No,” such stocks become trim candidates, and the gain is recycled into companies with more attractive valuations.
As of June 30, 2023, your Fund’s holdings may be considered reasonably diversified. The SEC’s specific parameter considers a mutual fund diversified, among other factors, if a limited number of holdings represent more than 5% of the total assets of the investment management company. As of June 30, 2023, no holding in the Fund exceeded the 5% threshold. As discussed at the end of the Management Discussion and Financial
Performance later in this report, this concentration in the largest positions has aided performance in both 2021 and 2023 fiscal years, good market years, as well as in 2022, a poor market year.
Portfolio Considerations and Market Commentary
Portfolio Considerations
The Fund’s Adviser’s goal has been to outperform the market as measured by the Index, which has been accomplished over the life of the Fund. There are quarters and years (such as fiscal 2023) when other strategies will outperform your Fund.
“Active Share” is a good way to measure the degree to which a fund differs from a benchmark such as the
Index. Active Share compares the weightings of each portfolio holding with those weightings in the benchmark.
An Active Share of 100% would mean that 100% of the portfolio is different from the benchmark, while an Active
Share of 0% would mean that the portfolio is exactly the same as the benchmark, a total absence of active management. The Fund’s Active Share on 06/30/2023 was 85.86%, meaning that percentage of the Fund was different from the Index.
As previously presented, the Fund’s most recent 12-month return was +15.28% versus +19.59% for the Index.
Excluding the performance contribution from the Big 7, the return for your Fund was + 13.58% versus +10.92%
for the Index
6
.
Market Commentary
The arrival of the COVID-19 pandemic in early 2020 brought an 11-year bull market to an abrupt halt. Stimulative fiscal and monetary policies were implemented to counteract the economic damage from the pandemic. These policies were largely successful as the pandemic abated by the summer of 2022 but at a price which was the highest inflation in the past 40 years. The Federal Reserve embarked upon what has become the most rapid increase in interest rates in modern history in order to cool down this inflation in the hot economy. By the end of your Fund’s fiscal year (06/30/2023), year-to-year inflation rates were steadily declining (disinflation).
6
Source: FactSet Attribution data; Performance returns excluding the impact of the Big 7 (Apple, Inc. (AAPL),
AMZN, GOOG/ GOOGL, MSFT, Meta Platforms, Inc. (META), Nvidia Corp. (NVDA), and Tesla, Inc. (TSLA) were calculated by subtracting the weighted contribution to return of the each of the Big 7 stocks held in the Fund and the Index from the Fund and Index net total return for the fiscal year.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
Although the consensus outlook in January 2023 was for a recession around mid-year resulting from these higher interest rates, the economy proved to be unusually resilient. By the end of the Fund’s fiscal year in June, the resilient economy, disinflation, and the prospect of a more “dovish” Federal Reserve had all contributed to a strong stock market.
Your Fund’s Adviser sees the much-anticipated recession being deferred, not cancelled, into the first half of 2024.
We expect that the Federal Reserve will maintain interest rates at current or slightly higher levels indefinitely until there are signs of a weakening economy. Reducing rates too early could risk losing the disinflationary progress of the past 12 months, thus letting the inflation genie back out of the bottle. The mid 2023 market strength seems to anticipate the continuation of disinflation, a resilient economy with a soft landing (i.e., the Fed being able to bring down inflation without significantly slowing the economy), and an eventual pivot in interest rates to lower levels. This could be positive, but there is still the expectation of a recession in 2024. Ironically, that expectation of a recession could be positive in turn since it would diminish the any overexuberance that could cause the markets to become overvalued.
Although your Fund was underinvested in the mega cap high technology and technology related companies known as the Big 7 that led the Index this past year and distorted returns, we have added some attractive growth companies to the portfolio, as earlier described, that the Adviser believes are run by talented management teams and are targeting promising market opportunities.
Once again, we are grateful for your continued confidence in the Fund and will work diligently in managing your investment.
Respectively Submitted,
Daniel F. Dent Bruce L. Kennedy
Matthew F. Dent Gary D. Mitchell

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
IMPORTANT INFORMATION:
Investing involves risks, including the possible loss of principal. The Fund may invest in small and medium size companies. Investments in these companies, especially smaller companies, carry greater risk than is customarily associated with larger companies for various reasons such as increased volatility of earnings and prospects, narrower markets, limited financial resources and less liquid stock. The Fund will typically invest in the securities of fewer issuers. If the Fund’s portfolio is over weighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not over weighted in that sector.
The S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held stocks. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell Small Cap
Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2023
Recent Performance
For the fiscal year ending June 30, 2023, the DF Dent Premier Growth Fund (the “Fund”) experienced a net total return of +15.28% versus a net total return of +19.59% for the S&P 500 Index (the “Index”), the benchmark we use for performance comparisons. Performance versus the Index for various periods ending June 30, 2023 was as follows:
Past performance is not indicative of future performance.
Much has been written recently regarding the narrowness of the market whereby a few large high tech companies have dominated popular benchmarks and performance. The “Big 7”, which include Apple, Inc. (AAPL), Amazon.
com, Inc. (AMZN), Alphabet, Inc. (GOOG/GOOGL), Tesla, Inc. (TSLA), Meta Platforms, Inc. (META), Nvidia Corp.
(NVDA), and Microsoft Corp. (MSFT), collectively represented 27.54% of the Index at year end and +8.46% of the Index’s +19.59% return for the year ended on 06/30/2023. The Fund owned AMZN (4.93%), GOOG/GOOGL
(2.55%), and MSFT (3.52%) but at much lower weightings than the Index. These three companies contributed a combined +1.70% to your Fund’s 2023 performance of +15.28% while they contributed +2.82% to the Index’s
+19.59% performance. As shown below in the following table, the remaining four companies within the “Big 7”
contributed +5.65 % of the Index’s trailing 12 months performance.
The remainder of the Fund’s investments excluding the Big 7 have outperformed the remainder of the Index excluding the Big 7 (call it the S&P 493) by +13.58% (15.28-1.70%) to +11.13% (19.59-8.46%).
Market Factors
In the 2022 Annual Report one year ago we listed the following 5 factors impacting the “ Annus Horribilis ” for stocks:
1. Interest rates
2. Inflation
3. Supply disruption and lock downs
4. Sector rotation away from growth
5. The Russia/Ukraine War
Period Ending 06/30/2023
DF Dent
Premier Growth Fund S&P 500 Index
Outperformance
(Underperformance)
Six Months + 15.61% + 16.89% - 1.28%
Twelve Months + 15.28% + 19.59% - 4.31%
Three Years (annualized) + 5. 13% + 14 .60% - 9. 4 7%
Five Years (annualized) + 10.46% + 12 .31% - 1.85%
Ten Years (annualized) + 12. 30% + 12.8 6% - 0. 56%
The ”Big 7” Contribution to the Fund Contribution to the Index
AMZN, GOOG/GOOGL, MSFT + 1.70% + 2.81%
AAPL, NVDA, META, TSLA + 0.00% + 5.65%
Total + 1.70% + 8.46%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2023
What has changed since then, resulting in a double-digit return in equities?
1. Interest Rates : From June 30, 2022 to June 30, 2023 the Federal Reserve increased its target range for federal funds from 0.75-1.00% to 5.00 - 5.25%, a +4.25% increase. The successive monthly rate increases became the most rapid increase in interest rates in modern history until the Fed’s “pause” in June of 2023. 5%
returns from bonds became competitive with stocks for the first time in years. While the outlook for increasing interest rates continued into the first quarter of the Fund’s fiscal year exerting downward pressure on equities, the final three quarters of the year experienced stocks rallying as the market narrative shifted from interest rates going “higher for longer” to disinflation (declining rates of inflation) and economic resilience.
2. Inflation : Although the Fed’s goal of 2% inflation seems to be a reach, disinflation does seem to have set in with monthly declines in the Consumer Price Index (CPI) from the mid 2022 high of 9.1%. This in turn has contributed to the narrative mentioned above.
3. Supply disruption and lock down : Supply disruption is still a challenge for many companies, but the economy’s resilience as COVID becomes less prevalent combined with a strong labor market has sustained the economy.
The lock downs in China have largely ended while its economy cools down.
4. Sector rotation away from growth : With the exception of the market’s narrowing focus on the “Big 7” discussed above, the rotation away from growth appears to have run its course after the growth sector outperformed in the
2017 to 2020 timeframe.
5. The Russia/Ukraine War : Unfortunately, there seems to be little movement as this war drags on. There are daily ups and downs, but the end of this conflict seems just as distant as one year ago.
Sector Weightings and Attribution as of Period Ending June 30, 2023
1. Industrials : The Fund’s largest weighting of 21.5% versus 8.5% for the Index at year end was in Industrials.
This sector delivered a +42.63% return for the year compared with a 24.63% return for this Sector within the
Index. All nine companies in this sector contributed positive returns for the Fund, led by a +72.02% return from
TransDigm Group Incorporated (TDG), a +51.19% return from SiteOne Landscape Supply, Inc. (SITE), and a
+47.90% return from WillScot Mobile Mini Holdings Corp. (WSC).
2. Health Care : With a 19.2% weighting within the Fund, Health Care delivered a +12.23% return versus a
+5.34% return within the Index. Long-term holdings, Intuitive Surgical, Inc. (ISRG) and IDEXX Laboratories, Inc.
(IDXX), delivered returns of + 71.15% and +32.93%, respectively, while West Pharmaceuticals, Inc. (WST), a new position, returned +60.25%.
3. Financials : At a weighting of 16.4% in the Fund versus 12.4% for the Index, Financials delivered a return of
+21.75% compared with +11.35% for the Index. Moody’s Corporation (MCO) was the top performer at +30.01%, while Visa, Inc. (V) and Mastercard Incorporated (MA) moved from Information Technology to Financials and returned +25.92% and +25.75%, respectively.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2023
4. Materials : Although normally a smaller Sector, currently at 9.2% weighting in the Fund, Materials contributed nicely to the Fund with a +41.24% return compared to +15.45% for the Index.
5. Real Estate and Consumer Discretionary made small positive contributions to performance. Communication
Services and Consumer Staples each had a small negative impact upon performance.
6. Information Technology : As written above under Recent Performance , underinvestment in this Sector explained the Fund’s underperformance for the year. From beginning to year end, your Fund’s position in Information
Technology went from 26.4% to 16.4% while the Index went from 23.8% to 28.3%. At year end on June 30,
2023, AAPL, which the Fund did not hold during the year, had a market capitalization that reached $3 trillion, higher than the entire capitalization of the Russell 2000. The transfer of V and MA from Information Technology to Financials within the Index during the year distorted the comparisons for both the Fund and the Index. That increased the weighting for Financials and decreased the weighting within Information Technology for both your
Fund and the Index.
The following bar chart displays the Fund’s weighting as of June 30, 2023 versus each of the 11 Sectors of the
Index.
Source: FactSet

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2023
Individual Stock Performance
The below table shows the five best and five worst contributors to the Fund’s performance in the first column.
The second column then shows the individual performance for each of those stocks while held within the Fund.
The distinction is that the first column includes each stock’s weighting within the Fund, while the second column represents each stock’s price performance while held within the Fund. Therefore, the first column represents the portion of the Fund’s +15.28% total return in the fiscal year attributable to each stock.
Five Best Contributors: Individual Performance
1. TransDigm Group, Inc. +2.46% +72.02%
2. Intuitive Surgical, Inc. +2.36% +71.15%
3. Vulcan Materials Co. +1.64% +60.22%
4. Microsoft Corp. +1.33% +33.39%
5. Mastercard, Inc. +1.29% +25.75%
Five Worst Contributors: Individual Performance
1. Dollar General Corp. -0.91% -30.97%
2. QUALCOMM, Inc. -0.87% -15.41%
3. SBA Communications Corp. -0.79% -27.56%
4. American Tower Corp. -0.55% -22.88%
5. Endava PLC, ADR -0.45% -40.93%
Capital Gains Distribution Policy
Your Fund is required to distribute its net realized capital gains each year. The Fund did not distribute any capital gains in the past year.
The record of capital gains distributions per share since inception (07/16/2001) follows:
December Amount per Share
2005 $ 0.10
2006 0.17
2007 0.24
2008 0.27
2015 3.32
2016 1.08
2017 2.85
2018 2.48
2019 2.61
2020 1.03
2021 3.64
Total $ 17.79

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2023
A shareholder who initially invested $10.00 at inception (07/16/2001) and then subsequently reinvested all the above cash distributions in additional shares at the time of each distribution would have accumulated a total value of $72.79 ($10 initial investment plus $62.79 of income and appreciation of reinvestments). The difference between $72.79 and the 06/30/2023 share price of $41.04 is the reinvestment of prior cash distributions each year in additional shares and the appreciation of those reinvestments. If that shareholder had invested instead $10.00 in the Index at inception, the total value before deducting the Index Fund’s low fees would have been $56.74 ($10 initial investment plus $46.74 income and appreciation of reinvestments). This is the result of reinvestment of distributions in shares which appreciated over the years.
New Holdings and Eliminations
The preceding Message to Our Shareholders describes the new additions to the Fund: Monolithic Power Systems,
Inc. (MPWR), WNS Holdings Limited (WNS), Old Dominion Freight Line, Inc. (ODFL), SiteOne Landscape Supply,
Inc. (SITE), The Sherwin-Williams Company, Inc. (SHW), West Pharmaceutical Services, Inc. (WST), Endava PLC
(DAVA), and Sprout Social, Inc. (SPT).
Eliminations include IDEXX Laboratories, Inc. (IDXX), Okta, Inc. (OKTA), Teleflex Incorporated (TFX), and Azenta
Inc. (AZTA).
FIVE LARGEST EQUITY HOLDINGS
June 30, 2023
2.48% of your Fund’s net assets were responsible for 48.10% of your Fund’s +15.28% return for the year
(+7.35% divided by +15.28%). The point to be made is that the concentration in the five largest holdings aided performance. Weighting, which is sometimes overlooked, is just as important as individual performance.
The Fund did not invest in any derivative instruments during the past year.
The views in this report were those of the Fund’s Adviser as of June 30, 2023, and may not reflect the Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.
Quantity Security Total Cost Market Value
Percent of Net
Assets of the Fund
Percent of
Contribution to
2021 Return
93,747 Amazon.com. $ 5,812,926 $ 12,220,859 4.94% +0.79%
50,555 Vulcan Materials Co. 6,319,427 11,397,119 4.61 +1.64
12,268 TransDigm Group, Inc. 2,462,425 10,969,677 4.44 +2.46
45,493 Visa, Inc. 789,740 10,803,678 4.37 +1.17
26,434 Mastercard, Inc. 2,457,849 10,396,492 4.20 +1.29
$ 17,842,367 $ 55,787,825 22.56% +7.35%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2023
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Premier Growth Fund (the”Fund”) compared with the performance of the benchmark, S&P 500® Index ("S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Premier Growth Fund vs. S&P 500® Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.10%. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse
Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October 31, 2023 (the “Expense Cap”). The Expense Cap
may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended June 30, 2023 One Year Five Year Ten Year
DF Dent Premier Growth Fund 15.28% 10.46% 12.30%
S&P 500® Index 19.59% 12.31% 12.86%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2023
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 99.4%
Communication Services - 2.6%
52,295 Alphabet, Inc., Class C
(a)
$ 6,326,126
Consumer Discretionary - 6.1%
93,747 Amazon.com, Inc.
(a)
12,220,859
35,246 CarMax, Inc.
(a)
2,950,090
15,170,949
Consumer Staples - 2.4%
35,000 Dollar General Corp. 5,942,300
Financials - 16.5%
1,907 Markel Group, Inc.
(a)
2,637,724
26,434 Mastercard, Inc., Class A 10,396,492
18,837 Moody's Corp. 6,550,002
25,754 S&P Global, Inc.  10,324,521
45,493 Visa, Inc., Class A 10,803,678
40,712,417
Health Care - 19.2%
108,648 Bio-Techne Corp. 8,868,936
39,210 Danaher Corp. 9,410,400
36,290 Illumina, Inc.
(a)
6,804,012
19,291 Intuitive Surgical, Inc.
(a)
6,596,365
13,969 Thermo Fisher Scientific, Inc. 7,288,326
25,803 Veeva Systems, Inc., Class A
(a)
5,102,027
9,000 West Pharmaceutical Services, Inc. 3,442,230
47,512,296
Industrials - 21.6%
56,819 CoStar Group, Inc.
(a)
5,056,891
91,929 Fastenal Co. 5,422,892
48,776 HEICO Corp., Class A 6,857,906
15,674 Old Dominion Freight Line, Inc. 5,795,461
31,710 SiteOne Landscape Supply, Inc.
(a)
5,306,986
12,268 TransDigm Group, Inc. 10,969,677
11,410 Verisk Analytics, Inc. 2,579,002
42,987 Waste Connections, Inc. 6,144,132
72,500 WillScot Mobile Mini Holdings
Corp.
(a)
3,464,775
23,200 WNS Holdings, Ltd., ADR
(a)
1,710,304
53,308,026
Information Technology - 16.4%
24,751 ANSYS, Inc.
(a)
8,174,513
14,161 Atlassian Corp., Class A
(a)
2,376,357
42,172 BlackLine, Inc.
(a)
2,269,697
19,628 Crowdstrike Holdings, Inc.,
Class A
(a)
2,882,764
28,847 Endava PLC, ADR
(a)
1,493,986
83,100 Guidewire Software, Inc.
(a)
6,322,248
25,653 Microsoft Corp. 8,735,873
5,750 Monolithic Power Systems, Inc. 3,106,323
Shares Security Description Value
Information Technology - 16.4% (continued)
28,000 QUALCOMM, Inc. $ 3,333,120
2,800 Sprout Social, Inc., Class A
(a)
129,248
17,700 Workiva, Inc.
(a)
1,799,382
40,623,511
Materials - 9.3%
37,886 Ecolab, Inc. 7,072,937
16,669 The Sherwin-Williams Co. 4,425,953
50,555 Vulcan Materials Co. 11,397,119
22,896,009
Real Estate - 5.3%
14,375 American Tower Corp. REIT 2,787,888
100,768 CBRE Group, Inc., Class A
(a)
8,132,985
9,867 SBA Communications Corp. REIT 2,286,776
13,207,649
Total Common Stock (Cost $119,271,685) 245,699,283
Money Market Fund - 0.9%
2,244,902 First American Treasury
Obligations Fund,
Class X, 5.04%
(b)
(Cost $2,244,902) 2,244,902
Investments, at value - 100.3% (Cost
$121,516,587) $ 247,944,185
Other Assets & Liabilities, Net - (0.3)% (672,456)
Net Assets - 100.0% $ 247,271,729
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2023.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2023
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 247,944,185
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 247,944,185
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 2.6%
Consumer Discretionary 6.1%
Consumer Staples 2.4%
Financials 16.5%
Health Care 19.2%
Industrials 21.6%
Information Technology 16.4%
Materials 9.3%
Real Estate 5.3%
Money Market Fund 0.9%
Other Assets & Liabilities, Net (0.3)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2023
ASSETS
Investments, at value (Cost $121,516,587) $ 247,944,185
Receivables:
Fund shares sold 9,384
Dividends 76,860
Prepaid expenses 17,989
Total Assets
248,048,418
LIABILITIES
Payables:
Fund shares redeemed 221,632
Accrued Liabilities:
Investment adviser fees 506,717
Fund services fees 11,241
Other expenses 37,099
Total Liabilities
776,689
NET ASSETS
$ 247,271,729
COMPONENTS OF NET ASSETS
Paid-in capital $ 92,946,622
Distributable Earnings 154,325,107
NET ASSETS
$ 247,271,729
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 6,024,808
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 41.04

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2023
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $8,073) $ 1,770,859
Total Investment Income
1,770,859
EXPENSES
Investment adviser fees 2,541,990
Fund services fees 184,409
Custodian fees 28,188
Registration fees 22,235
Professional fees 48,185
Trustees' fees and expenses 10,474
Other expenses 56,780
Total Expenses 2,892,261
Fees waived
(351,222)
Net Expenses
2,541,039
NET INVESTMENT LOSS
(770,180)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 37,920,230
Net change in unrealized appreciation (depreciation) on investments
(2,000,808)
NET REALIZED AND UNREALIZED GAIN
35,919,422
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 35,149,242

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2023 2022
OPERATIONS
Net investment loss $ (770,180) $ (2,296,922)
Net realized gain 37,920,230 9,591,538
Net change in unrealized appreciation (depreciation) (2,000,808) (97,488,548)
Increase (Decrease) in Net Assets Resulting from Operations
35,149,242 (90,193,932)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (30,915,090)
CAPITAL SHARE TRANSACTIONS
Sale of shares 5,639,980 25,264,827
Reinvestment of distributions – 29,644,714
Redemption of shares
(72,453,023) (85,788,741)
Redemption fees
– 7
Decrease in Net Assets from Capital Share Transactions
(66,813,043) (30,879,193)
Decrease in Net Assets
(31,663,801) (151,988,215)
NET ASSETS
Beginning of Year
278,935,530 430,923,745
End of Year
$ 247,271,729 $ 278,935,530
SHARE TRANSACTIONS
Sale of shares 151,835 550,556
Reinvestment of distributions – 621,873
Redemption of shares
(1,963,102) (1,990,603)
Decrease in Shares
(1,811,267) (818,174)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2023 2022 2021 2020 2019
NET ASSET VALUE, Beginning of Year
$ 35.60 $ 49.79 $ 38.91 $ 35.75 $ 32.13
INVESTMENT OPERATIONS
Net investment loss (a) (0.11) (0.27) (0.25) (0.11) (0.16)
Net realized and unrealized gain (loss)
5.55 (10.28) 12.16 5.88 6.26
Total from Investment Operations
5.44 (10.55) 11.91 5.77 6.10
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (3.64) (1.03) (2.61) (2.48)
Total Distributions to Shareholders
– (3.64) (1.03) (2.61) (2.48)
REDEMPTION FEES(a)
– 0.00(b) 0.00(b) – –
NET ASSET VALUE, End of Year
$ 41.04 $ 35.60 $ 49.79 $ 38.91 $ 35.75
TOTAL RETURN
15.28% (23.05)% 30.96% 16.82% 21.14%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 247,272 $ 278,936 $ 430,924 $ 343,711 $ 212,004
Ratios to Average Net Assets:
Net investment loss (0.30)% (0.58)% (0.57)% (0.30)% (0.51)%
Net expenses 0.99% 0.99% 0.99% 1.00% 1.07%
Gross expenses (c) 1.13% 1.10% 1.11% 1.15% 1.20%
PORTFOLIO TURNOVER RATE 20% 18% 14% 23% 23%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
Dear Fellow Shareholders:
We would like to welcome new Fund shareholders and thank long-term shareholders for their continued
confidence in the DF Dent Midcap Growth Fund (the “Fund”).
Performance
For the period July 1, 2022, through June 30, 2023, the Fund experienced a total return of +14.94% for Investor
Shares, +14.95% for Institutional Shares, and +15.02% for Institutional Plus Shares, underperforming the total return of +23.13% for the Russell Midcap Growth Index (the “Index”), which is the benchmark we use for performance comparisons, by 8.19%, 8.18%, and 8.11%, respectively.
Expense Ratio
The gross operating expense ratio for the Fund is 0.86% for Investor Shares, 0.85% for Institutional Shares, and
0.90% for Institutional Plus Shares. Per the Fund’s prospectus, your Fund’s Adviser has contractually agreed to waive a portion of its fees to limit the expense ratio to 0.98% for Investor Shares, 0.85% for Institutional Shares,
and 0.79% for Institutional Plus Shares through October 31, 2023.
Concentration
The Fund’s concentration in its top 10 holdings is as follows:
Among the Fund’s top 10 holdings, the position sizes range from 3.40% to 4.61%. We believe the concentration in the Fund’s top ten positions is appropriate at its current level and has the potential to enhance long-term performance.
Portfolio Commentary
Following one of the worst first halves on record for stocks in 2022, markets broadly staged a comeback beginning at the start of the Fund’s fiscal year in July 2022, and returns for the Index have been positive each of the last three quarters. Your Fund underperformed the Index for the fiscal year primarily due to underperformance in the third quarter of 2022. Underperformance in that quarter was driven predominantly by stock selection in a variety of sectors, including Healthcare, Communication Services, and Consumer Discretionary. Returns in the
fourth quarter of 2022 and so far in 2023 have been roughly in line with the Index.
Over the last year, financial markets witnessed an apparent regime change as decade-long tailwinds such as low interest rates, expanding central bank balance sheets, low inflation, globalization, and subdued military conflicts abruptly reversed in 2022 to become headwinds. Going into 2023, the outlook for markets and the economy was highly uncertain. The overwhelming consensus was that the economy would experience a recession in
2023 as the Federal Reserve remained committed to lowering inflation at nearly all costs. So far in 2023, a
Top 10 Holdings 06/30/23
% of the Fund
39.71%

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
recession has not yet occurred, as the labor market has remained strong and consumers continued to spend their COVID savings.
In our view, the market continues to be caught in a tug-of-war between those predicting a soft landing (i.e., the Fed being able to bring down inflation without significantly slowing the economy) and those that think a recession is imminent. Recessions, like recoveries, are a normal part of any economic cycle. The economic expansion since COVID means that this cycle may be getting protracted. Skeptics believe that the Fed, in its attempt to rein in inflation, will probably overdo tightening as it has in the past. In our view, until weakness develops in the labor market, there is a low probability that the Fed will begin to cut interest rates. Strong bull markets are typically built on declining interest rates, expanding liquidity, and an economic recovery, all of which are arguably unlikely in the near future. Signs from the bond market continue to point to a recession, as the
3-month Treasury bill and 10-year Treasury note yields have been inverted for over nine months, foreshadowing future economic weakness. These factors may limit the upside in the market in the near term.
However, there may be reasons for optimism. Employment has been resilient and, while the longer-term path of inflation remains a topic for debate, the inflation rate is now down more than 50% from its peak a year ago. Both factors support a healthier consumer. Many companies have taken actions to shore up their balance sheets, clean up inventories, and right-size costs in anticipation of an economic slowdown. These steps may lead to future earnings holding up better than expected. Bulls believe that the Artificial Intelligence (AI) secular-growth tailwind that has supported stocks for far in 2023 could continue to propel stocks higher and drive productivity gains in the future. Over the last year, large cap growth stocks significantly outperformed small and midcap growth stocks, as the largest seven companies in the broader market indices (the “Big 7”), all technology or technology-related, have accounted for most of the gains so far in 2023. Given this dynamic and the subsequent valuation spread versus larger cap companies, we believe midcap growth is a particularly compelling area for investment now.
As is often the case in investing, one can find data points to support alternative outcomes. Investing is always based on probabilities – that is what makes our job interesting and challenging. However, we focus less on getting the near-term macro-related calls right, and more on the long-term scenarios regarding the growth and competitive prospects for our portfolio companies. Regardless of the near-term economic outcome, we believe that owning companies with talented and ethical management teams, who will figure out how best to navigate these challenging crosscurrents, will be critical in the uncertain times ahead.
The following companies are three of the best contributors to the Fund’s performance over the past year. We thought highlighting them would give you a sense of not only why we have invested in them on your behalf, but also why they have outperformed recently.
TransDigm Group, Inc. (TDG) designs and supplies parts, systems, and subsystems for commercial and military aircraft. The company focuses on developing and acquiring parts that are highly engineered, are proprietary, and have significant aftermarket sales. Shares of the stock have outperformed over the last year as TDG has reported very strong operating performance amidst strong demand recovery in the aerospace market. In the most recent quarter, TDG increased its full-year guidance for both revenue

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
and profit. The company’s debt leverage continued to decrease as cash flow grew rapidly. Management has also commented that TDG’s acquisition pipeline is robust, and acquisitions are typically highly value accretive at TDG. Several of our team members visited TDG’s headquarters in Cleveland in June, where we met with CEO Kevin Stein. We continue to like TDG’s business and its management team’s focus on shareholder value creation.
Intuitive Surgical, Inc. (ISRG) is the leader in the design and manufacture of surgical robotic systems used to perform minimally invasive surgeries. The stock was particularly strong in the second quarter of 2023 as the company delivered solid 1Q results with procedure growth of 26%, well ahead of expectations. Importantly, procedure growth per system of 13% was well above the long-term trend of mid-single-digit-growth indicating strong underlying demand for robotic surgery and further lowering customers’ per-procedure costs. During the quarter, ISRG also announced a 5% price increase (its first-ever price increase) for its Instruments & Accessories to offset higher component and labor costs.
This exercise of pricing power substantiates the company’s strengthened competitive position and was viewed favorably by investors. We continue to believe that ISRG is well positioned to take advantage of the secular tailwinds supporting robotic surgery over the next decade and that the competitive environment remains relatively benign.
Vulcan Materials Co. (VMC) is the leading producer of construction aggregates in the United States
(i.e., crushed stone and gravel). We respect VMC’s management team and view VMC’s business as having a strong moat, low obsolescence risks, and excellent pricing power. VMC’s stock was particularly strong in the second quarter of 2023 as VMC reported strong 1Q earnings, increased 2023 guidance, and implied that potential mid-year price increases could result in further upside to 2023 results.
1Q freight-adjusted pricing increased an impressive 19% YOY, and our industry contacts see elevated industry-wide price increases continuing. We expect VMC to be a major beneficiary of ongoing federal and state infrastructure initiatives, and we continue to view VMC as a core long-term holding.
The following companies are three top detractors to the Fund’s performance over the past year.
Cable One, Inc. (CABO) is a cable and internet service provider serving primarily rural and suburban areas. CABO and other cable stocks have underperformed over the last year due to slowing subscriber growth. The slowdown has been attributed to macro factors, such as lower existing home sales which sales can be a sales catalyst for internet service providers, as well as increased competition. In our view, the macro factors appear temporary and are little cause for concern. However, the altered competitive landscape impaired our investment thesis and reduced our long-term confidence in growth.
We have been reducing our position in CABO over the last year. Wireless carriers such as T-Mobile and Verizon have leveraged their excess spectrum capacity to offer a home internet service to their substantial pools of overlapping customers. T-Mobile and Verizon grew rapidly while subscriber growth at all the largest cable companies came to a halt. While there are still many questions about the long-term viability of a wireless home internet product, in our view it will continue to be a headwind over at least the next few years. We now believe shares are unlikely to outperform over a reasonable investment horizon given the low growth outlook and unlikely resolution of the competitive issue.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
Azenta, Inc. (AZTA) provides equipment, consumables, and services to the life sciences industry, including sample storage, genomic testing, and DNA synthesis. AZTA underperformed over the last year after reporting several quarters of disappointing revenue growth and profits due to macro weakness in
China and unfavorable spending trends in biotechnology. More recently, the company has implemented measures to rejuvenate revenue growth and reduce costs. In March, we visited AZTA’s sample repository facility and met with management. We believe that the management team has identified the operating issues limiting growth and has put in place the right changes to improve performance. As a result,
AZTA’s growth should improve over the next several quarters. This, combined with an aggressive share repurchase program, makes us optimistic on the prospects for the stock. We are willing to give management some time to work through short-term issues and will continue to monitor their progress closely.
Endava PLC (DAVA) is a technology services provider that focuses on enabling companies’ digital transformations. The stock has underperformed due to several factors. First, the company issued a rare reduction in full-year guidance in conjunction with its fiscal 2Q earnings report in early 2023. The market for DAVA’s services has been strong since the onset of COVID. With the economic outlook weakening across many industries and geographies, customers’ year-end budgets underwent additional scrutiny which resulted in some existing projects being wound down and new engagements progressing more slowly than anticipated. Second, as generative Artificial Intelligence (AI) enthusiasm propelled certain technology stocks higher, investors feared that AI could impair Endava’s business model over the longer term. Despite the near-term cyclical headwinds and the longer-term secular fears, we continue to believe companies in virtually all industries will have more need for specialized IT services over the long term and that DAVA will be a beneficiary of that trend.
Attribution Analysis
In the fiscal year ending June 30, 2023, your Fund’s underperformance can be attributed to both sector allocation and stock selection.
As of the end of the period, your Fund was over-weighted versus the Index benchmark in the Consumer Staples,
Industrials, Materials, and Real Estate sectors. In Consumer Staples, the overweight contributed to performance, while stock selection was a detractor. In Industrials, the overweight and stock selection both contributed to performance. In Materials, the overweight detracted from performance, but stock selection was a positive contributor. In Real Estate, both the overweighting and stock selection detracted from performance.
As of the end of the period, your Fund was under-weighted versus the Index in the Communication Services,
Consumer Discretionary, Financials, Health Care, and Information Technology sectors. In Communications
Services, the under-weighting contributed to performance while stock selection detracted. In Consumer
Discretionary, Health Care, and Information Technology, the under-weighting and stock selection detracted from performance. In Financials, the underweight detracted from performance, but stock selection was a contributor.
As of the end of the period, your Fund did not hold any positions in the Energy or Utilities sectors, which contributed to performance.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
Sector Weights
The following bar chart presents the sector weighting of your Fund versus the sector weightings of the Index as of June 30, 2023 (note this may differ slightly with the commentary above, which relates to average weightings as opposed to year-end weightings):
Source: FactSet
Best and Worst Performers
Ticker Company Name
Contribution to Return
Five Largest Contributors 9.34%
TDG TransDigm Group, Inc.
2.45%
ISRG Intuitive Surgical, Inc.
2.00%
VMC Vulcan Materials Co.
1.83%
CSGP CoStar Group, Inc.
1.57%
ANSS ANSYS, Inc.
1.49%
Five Largest Detractors - 5.0 5%
CABO Cable One, Inc.
-2.07%
AZTA Azenta, Inc.
-1.10%
DAVA Endava PLC, ADR
-0.77%
SBAC SBA Communications Corp.
-0.57%
DG Dollar General Corp.
-0.54%

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
FIVE LARGEST EQUITY HOLDINGS
JUNE 30, 2023
As always, we acknowledge the responsibility you have conveyed by making your investment in the DF Dent
Midcap Growth Fund and will work diligently on your behalf.
Respectively Submitted,
IMPORTANT INFORMATION:
Investing involves risks, including the possible loss of principal. The Fund invests in small- and medium- size companies, which carry greater risk than is customarily associated with larger, more established companies.
Investing in American Depositary Receipts (ADRs) carries risks of political and financial instability, less liquidity and greater volatility, as well as risks associated with the lack of reliable accounting and financial information.
The Fund is also subject to other risks, such as the risk associated with investing in Real Estate Investment
Trusts (REITs) like possible real estate market declines, which are detailed in the Fund’s prospectus.
Quantity Security Total Cost Market Value
Percent of Net
Assets of the Fund
120,339 Vulcan Materials Co. $ 15,182,415 $ 27,129,224 4.61%
143,156 Ecolab, Inc. 24,839,432 26,725,794 4.55
306,612 Bio-Techne Corp. 16,862,387 25,028,737 4.26
306,066 CBRE Group, Inc. 17,145,648 24,702,587 4.20
27,066 TransDigm Group, Inc. 11,379,715 24,201,605 4.12
$ 85,409,597 $ 127,787,947 21.74%
Thomas F. O’Neil, Jr. Matthew F. Dent
Gary D. Mitchell Bruce L. Kennedy

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S.
equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index. Price-to-earnings (“P/E”) ratio is the valuation of a company’s current share price relative to company earnings. Earnings-per-share (“EPS”) is the portion of a company's profit allocated to each outstanding share of common stock.
The views in this report contained herein were those of the Fund’s Adviser as of June 30, 2023, and may not reflect the Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2023
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Midcap Growth Fund (the”Fund”) compared with the performance of the benchmark, the Russell Midcap Growth Index (“Russell
Midcap Growth”), over the past ten fiscal years. The Russell Midcap Growth measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Midcap Growth Fund – Investor Shares vs. Russell Midcap Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares, Institutional Shares and Institutional Plus Shares are 0.86%, 0.85% and 0.90%,
respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and
Average Annual Total Returns
Periods Ended June 30, 2023 One Year Five Year Ten Year
DF Dent Midcap Growth Fund - Investor Shares 14.94% 8.49% 11.14%
DF Dent Midcap Growth Fund - Institutional Shares
(1)
14.95% 8.57% 11.18%
DF Dent Midcap Growth Fund - Institutional Plus Shares
(1)
15.02% 8.59% 9.23%
Russell Midcap Growth Index 23.13% 9.71% 11.53%
(1)
For Institutional Shares, performance for the ten year period is a blended average annual return, which include the returns of the Investor
Shares prior to the commencement of the Institutional Shares on November 29, 2017. For Institutional Plus Shares, performance for the five year and ten year periods are a blended average annual return, which include the returns of the Investor Shares prior to the commencement of the Institutional Plus Shares on December 3, 2021.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2023
extraordinary expenses) to 0.98%, 0.85%, and 0.79% of Investor Shares, Institutional Shares and Institutional Plus Shares, respectively, through
October 31, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2023
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 97.9%
Communication Services - 0.7%
6,037 Cable One, Inc. $ 3,966,792
Consumer Discretionary - 5.5%
173,863 CarMax, Inc.
(a)
14,552,333
137,755 Chewy, Inc.
(a)
5,437,190
121,431 Floor & Decor Holdings, Inc.,
Class A
(a)
12,623,967
32,613,490
Consumer Staples - 3.3%
70,243 Dollar General Corp. 11,925,856
443,396 Utz Brands, Inc. 7,253,959
19,179,815
Financials - 8.5%
187,092 Goosehead Insurance, Inc.,
Class A
(a)
11,766,216
12,046 Markel Group, Inc.
(a)
16,661,786
62,202 Moody's Corp. 21,628,880
50,056,882
Health Care - 18.3%
185,970 Azenta, Inc.
(a)
8,681,080
306,612 Bio-Techne Corp. 25,028,737
104,470 Edwards Lifesciences Corp.
(a)
9,854,655
87,751 Illumina, Inc.
(a)
16,452,435
46,485 Intuitive Surgical, Inc.
(a)
15,895,081
70,455 Repligen Corp.
(a)
9,966,564
109,446 Veeva Systems, Inc., Class A
(a)
21,640,758
107,519,310
Industrials - 30.5%
188,397 CoStar Group, Inc.
(a)
16,767,333
329,005 Fastenal Co. 19,408,005
134,145 HEICO Corp., Class A 18,860,787
54,253 Old Dominion Freight Line, Inc. 20,060,047
72,003 SiteOne Landscape Supply, Inc.
(a)
12,050,422
27,066 TransDigm Group, Inc. 24,201,605
51,643 Verisk Analytics, Inc. 11,672,867
143,520 Waste Connections, Inc. 20,513,314
364,718 WillScot Mobile Mini Holdings
Corp.
(a)
17,429,873
248,718 WNS Holdings, Ltd., ADR
(a)
18,335,491
179,299,744
Information Technology - 16.9%
63,113 ANSYS, Inc.
(a)
20,844,331
65,631 Appfolio, Inc.
(a)
11,297,720
43,208 Atlassian Corp., Class A
(a)
7,250,734
117,122 BlackLine, Inc.
(a)
6,303,506
63,568 Crowdstrike Holdings, Inc.,
Class A
(a)
9,336,232
168,037 Endava PLC, ADR
(a)
8,702,636
Shares Security Description Value
Information Technology - 16.9% (continued)
214,795 Guidewire Software, Inc.
(a)
$ 16,341,604
208,818 Sprout Social, Inc., Class A
(a)
9,639,039
13,047 Tyler Technologies, Inc.
(a)
5,433,684
40,629 Workiva, Inc.
(a)
4,130,344
99,279,830
Materials - 9.1%
143,156 Ecolab, Inc. 26,725,794
120,339 Vulcan Materials Co. 27,129,224
53,855,018
Real Estate - 5.1%
306,066 CBRE Group, Inc., Class A
(a)
24,702,587
24,335 SBA Communications Corp. REIT 5,639,879
30,342,466
Total Common Stock (Cost $449,052,238) 576,113,347
Money Market Fund - 1.6%
9,254,466 First American Treasury
Obligations Fund,
Class X, 5.04%
(b)
(Cost $9,254,466) 9,254,466
Investments, at value - 99.5% (Cost
$458,306,704) $ 585,367,813
Other Assets & Liabilities, Net - 0.5% 2,765,170
Net Assets - 100.0% $ 588,132,983
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2023.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2023
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 585,367,813
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 585,367,813
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 0.7%
Consumer Discretionary 5.5%
Consumer Staples 3.3%
Financials 8.5%
Health Care 18.3%
Industrials 30.5%
Information Technology 16.9%
Materials 9.1%
Real Estate 5.1%
Money Market Fund 1.6%
Other Assets & Liabilities, Net 0.5%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2023
ASSETS
Investments, at value (Cost $458,306,704) $ 585,367,813
Receivables:
Fund shares sold 513,578
Investment securities sold 3,967,217
Dividends 161,533
Prepaid expenses 34,727
Total Assets
590,044,868
LIABILITIES
Payables:
Fund shares redeemed 795,725
Accrued Liabilities:
Investment adviser fees 1,026,025
Fund services fees 26,323
Other expenses 63,812
Total Liabilities
1,911,885
NET ASSETS
$ 588,132,983
COMPONENTS OF NET ASSETS
Paid-in capital $ 557,258,883
Distributable Earnings 30,874,100
NET ASSETS
$ 588,132,983
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 5,240,197
Institutional Shares 7,932,000
Institutional Plus Shares 5,730,112
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $162,503,042) $ 31.01
Institutional Shares (based on net assets of $247,018,534) $ 31.14
Institutional Plus Shares (based on net assets of $178,611,407) $ 31.17

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2023
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $27,706) $ 3,224,265
Total Investment Income
3,224,265
EXPENSES
Investment adviser fees 4,557,738
Fund services fees 415,400
Transfer agent fees:
Investor Shares 19,460
Institutional Shares 7,605
Institutional Plus Shares 4,773
Custodian fees 59,776
Registration fees:
Investor Shares 18,571
Institutional Shares 20,609
Institutional Plus Shares 19,645
Professional fees 76,217
Trustees' fees and expenses 18,111
Other expenses 110,476
Total Expenses 5,328,381
Fees waived
(267,709)
Net Expenses
5,060,672
NET INVESTMENT LOSS
(1,836,407)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (62,274,420)
Net change in unrealized appreciation (depreciation) on investments
147,896,166
NET REALIZED AND UNREALIZED GAIN
85,621,746
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 83,785,339

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2023 2022
OPERATIONS
Net investment loss $ (1,836,407) $ (4,260,785)
Net realized loss (62,274,420) (11,874,285)
Net change in unrealized appreciation (depreciation) 147,896,166 (224,769,249)
Increase (Decrease) in Net Assets Resulting from Operations
83,785,339 (240,904,319)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares – (8,517,130)
Institutional Shares – (13,369,399)
Institutional Plus Shares – (3,284,208)
Total Distributions Paid
– (25,170,737)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 9,469,347 36,926,288
Institutional Shares 24,238,703 244,230,235
Institutional Plus Shares 50,503,295 308,942,753
Reinvestment of distributions:
Investor Shares – 8,470,762
Institutional Shares – 13,087,522
Institutional Plus Shares – 3,284,208
Redemption of shares:
Investor Shares
(54,495,292) (84,885,729)
Institutional Shares
(41,357,857) (311,740,340)
Institutional Plus Shares
(109,891,125) (40,190,604)
Redemption fees:
Investor Shares
– 79
Increase (Decrease) in Net Assets from Capital Share Transactions
(121,532,929) 178,125,174
Decrease in Net Assets
(37,747,590) (87,949,882)
NET ASSETS
Beginning of Year
625,880,573 713,830,455
End of Year
$ 588,132,983 $ 625,880,573
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 331,832 1,010,055
Institutional Shares 855,935 6,370,790
Institutional Plus Shares 1,793,679 8,911,558
Reinvestment of distributions:
Investor Shares – 225,766
Institutional Shares – 347,518
Institutional Plus Shares – 87,184
Redemption of shares:
Investor Shares
(1,938,396) (2,475,871)
Institutional Shares
(1,456,723) (8,841,482)
Institutional Plus Shares
(3,814,290) (1,248,019)
Increase (Decrease) in Shares
(4,227,963) 4,387,499

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2023 2022 2021 2020 2019
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 26.98 $ 38.01 $ 29.48 $ 25.83 $ 22.21
INVESTMENT OPERATIONS
Net investment loss (a) (0.09) (0.20) (0.18) (0.08) (0.11)
Net realized and unrealized gain (loss)
4.12 (9.75) 8.81 3.93 4.41
Total from Investment Operations
4.03 (9.95) 8.63 3.85 4.30
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (1.08) (0.11) (0.24) (0.69)
Total Distributions to Shareholders
– (1.08) (0.11) (0.24) (0.69)
REDEMPTION FEES(a)
– 0.00(b) 0.01 0.04 0.01
NET ASSET VALUE, End of Year
$ 31.01 $ 26.98 $ 38.01 $ 29.48 $ 25.83
TOTAL RETURN
14.94% (26.97)% 29.33% 15.14% 20.27%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 162,503 $ 184,717 $ 307,341 $ 243,855 $ 58,367
Ratios to Average Net Assets:
Net investment loss (0.33)% (0.55)% (0.54)% (0.28)% (0.46)%
Net expenses 0.87% 0.85% 0.89% 0.98% 0.98%
Gross expenses (d) 0.89% 0.86% 0.91%(c) 1.01%(c) 1.13%
PORTFOLIO TURNOVER RATE 27% 35% 30% 31% 29%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Ratios include recoupment, which amounted to 0.03% and 0.06%, respectively.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2023 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 27.09 $ 38.15 $ 29.57 $ 25.88 $ 22.22
INVESTMENT OPERATIONS
Net investment loss (a) (0.09) (0.19) (0.17) (0.04) (0.08)
Net realized and unrealized gain (loss)
4.14 (9.79) 8.86 3.97 4.43
Total from Investment Operations
4.05 (9.98) 8.69 3.93 4.35
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (1.08) (0.11) (0.24) (0.69)
Total Distributions to Shareholders
– (1.08) (0.11) (0.24) (0.69)
REDEMPTION FEES(a)
– – 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 31.14 $ 27.09 $ 38.15 $ 29.57 $ 25.88
TOTAL RETURN
14.95% (26.95)% 29.41% 15.26% 20.45%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 247,019 $ 231,134 $ 406,489 $ 122,454 $ 43,090
Ratios to Average Net Assets:
Net investment loss (0.32)% (0.53)% (0.50)% (0.15)% (0.33)%
Net expenses 0.85% 0.83% 0.85% 0.85% 0.85%
Gross expenses (c) 0.87% 0.85% 0.86% 0.94% 1.11%
PORTFOLIO TURNOVER RATE 27% 35% 30% 31% 29%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Year
Ended
June 30, 2023
November 1, 2021 (a)
Through
June 30, 2022
INSTITUTIONAL PLUS SHARES
NET ASSET VALUE, Beginning of Period
$ 27.10 $ 38.47
INVESTMENT OPERATIONS
Net investment loss (b) (0.07) (0.08)
Net realized and unrealized gain (loss)
4.14 (10.21)
Total from Investment Operations
4.07 (10.29)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (1.08)
Total Distributions to Shareholders
– (1.08)
NET ASSET VALUE, End of Period
$ 31.17 $ 27.10
TOTAL RETURN
15.02% (27.53)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 178,611 $ 210,030
Ratios to Average Net Assets:
Net investment loss (0.26)% (0.44)%(d)
Net expenses 0.79% 0.79%(d)
Gross expenses (e) 0.88% 0.90%(d)
PORTFOLIO TURNOVER RATE 27% 35%(c)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
Dear Fellow Shareholders:
We would like to welcome new Fund shareholders and thank long-term shareholders for their continued
confidence in the DF Dent Small Cap Growth Fund (the “Fund”).
Performance
For the fiscal year ended June 30, 2023, the DF Dent Small Cap Growth Fund (the “Fund”) experienced a total return of +14.13% for Investor Shares and +14.23% for Institutional Shares. These returns are net of fees and represent underperformance of -4.40% and -4.30% respectively relative to the total return of +18.53% for the
Russell 2000 Growth Index (the “Index”), which is the benchmark we use for performance comparisons.
Expense Ratio
The gross operating expense ratio for the Fund is 1.23% for Investor Shares and 1.09% for Institutional Shares.
Per the Fund’s prospectus, your Fund’s Adviser has contractually agreed to reimburse expenses and/or waive a portion of its fees so as to maintain your expense ratio at a net 1.05% for Investor Shares and 0.95% for
Institutional Shares through October 31, 2023.
Concentration
The Fund’s concentration in its top 10 holdings is as follows:
Among the top 10 holdings, the range of position sizes is 2.80% to 3.90%. We believe that the concentration in the Fund’s top 10 positions is appropriate at its current level and has the potential to enhance long-term performance.
Portfolio Commentary
Following one of the worst first halves on record for stocks in 2022, markets staged a comeback beginning at the start of the Fund’s fiscal year in July 2022, and returns for the small cap Russell 2000 Growth Index have been positive each quarter since. While your Fund underperformed for the fiscal year due to underperformance in the back half of 2022, the Fund has outperformed so far in 2023, and relative long-term returns remain positive. The underperformance in the second half of 2022 was driven predominantly by stock selection in several sectors, including Healthcare, Communication Services, and Financials.
Over the last year, financial markets witnessed an apparent regime change as decade-long tailwinds such as low interest rates, expanding central bank balance sheets, low inflation, globalization, and subdued military conflicts abruptly reversed in 2022 to become headwinds. Going into 2023, the outlook for markets and the economy was highly uncertain. The overwhelming consensus was that the economy would experience a recession in
Top 10 Holdings 06/30/23
% of the Fund
31.88%

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
2023 as the Federal Reserve remained committed to lowering inflation at nearly all costs. So far in 2023, a recession has not yet occurred, as the labor market has remained strong and consumers continued to spend their COVID savings.
In our view, the market continues to be caught in a tug-of-war between those predicting a soft landing (i.e. the Fed being able to bring down inflation without significantly slowing the economy), and those who think a recession is imminent. Recessions, like recoveries, are a normal part of any economic cycle. The economic expansion since
COVID means that this cycle may be getting protracted. Skeptics believe that the Fed, in its attempt to rein in inflation, will probably overdo tightening as it has in the past. In our view, until weakness develops in the labor market, there is a low probability that the Fed will begin to cut interest rates. Strong bull markets are built on declining interest rates, expanding liquidity, and an economic recovery, all of which are arguably unlikely in the near future. Signs from the bond market continue to point to a recession, as the 3-month Treasury bill and 10-
year Treasury note yields have been inverted for over nine months, foreshadowing future economic weakness.
These factors may limit the upside in the market in the near term.
However, there may be reasons for optimism. Employment has been resilient and, while the longer-term path of inflation remains a topic for debate, the inflation rate is now down more than 50% from its peak a year ago. Both factors support a healthier consumer. Many companies have taken actions to shore up their balance sheets, clean up inventories, and right-size costs in anticipation of an economic slowdown. These steps may lead to future earnings holding up better than expected. Bulls believe that the Artificial Intelligence (AI) secular-growth tailwind that has supported stocks so far in 2023 could continue to propel stocks higher and drive productivity gains in the future.
Over the last year, large cap growth stocks have significantly outperformed small cap growth stocks, as the largest seven companies in the broader market indices, all technology or technology-related stocks, have accounted for a majority of the gains so far in 2023. Given this dynamic and the subsequent valuation spread versus larger cap companies, we believe small cap growth is a particularly compelling area for investment now. The Index
1
traded at a 12% discount to the S&P 500 on next year’s P/E ratio
2
at the end of the second quarter of 2023.
This compares to a 7% discount at the end of the bull market in 2021. Going back further, the Index actually traded at an average 17% premium to the S&P 500 from 2012 to 2020. There are several potential reasons for the current discrepancy in multiples between the largest and smallest companies. First, this year’s surge in large cap tech from recent AI interest has pushed multiples higher for those stocks. Second, recession fears typically hit small cap stocks harder than large cap stocks due to their increased economic sensitivity and lower liquidity. Large cap stocks typically have more diversified revenue streams and supply chains, and benefit from a flight to safety. Once a recession occurs and the market begins to discount a recovery, small cap stocks have historically outperformed as earnings expectations recover and valuations improve with greater macro clarity.
As is often the case in investing, one can find data points to support alternative outcomes. Investing is always based on probabilities – that is what makes our job interesting and challenging. However, we focus less on getting the near-term macro-related calls right, and more on the long-term scenarios regarding the growth and competitive prospects for our portfolio companies. Regardless of the near-term economic outcome, we believe that owning companies with talented and ethical management teams, who will figure out how best to navigate these challenging crosscurrents, will be critical in the uncertain times ahead.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
The following companies are three of the best contributors to the Fund’s performance over the past year. We thought highlighting them would give you a sense of not only why we have invested in them on your behalf, but also why they have outperformed recently.
Novanta, Inc. (NOVT) is a leading supplier of components and sub-assemblies to medical and industrial equipment manufacturers. NOVT’s business can be difficult to forecast because it operates several decentralized businesses in diverse end markets. Growth was below trend in 2019 and 2020. The business caught up in 2021 and 2022. The acceleration in revenue growth over the last year took the market by surprise which contributed to the stock’s outperformance. In addition, the company announced significant new product wins in its surgical equipment business that are expected to drive a material and sustainable increase in revenue starting in 2024. Those wins are an important commercial success and also a validation of management’s decision to structurally increase the company’s rate of reinvestment into research and development starting in 2019-2020. We continue to be impressed with the quality of NOVT’s business and its management.
Kinsale Capital Group, Inc. (KNSL) is a property and casualty (P&C) insurance company focused on the niche market of excess and surplus (E&S) lines. The E&S insurance market offers less intense competition, superior profitability, and in recent years, faster growth than the overall P&C insurance market. KNSL’s stock outperformed as the company released a string of strong earnings reports and bullish business outlook, continuing its record of outstanding growth and profitability. Rising interest rates provided additional tailwind to KNSL’s earnings growth as its investment portfolios are generating higher returns. We continue to believe KNSL is a best-in-class
3
operator in the E&S market led by an
exceptional management team, and it can consistently deliver strong growth with healthy returns on investment.
Abcam PLC (ABCM) develops, manufactures, and distributes antibodies and related protein research tools to the life sciences community. ABCM outperformed as a result of an activist campaign launched by founder and former CEO Jonathan Milner that appears likely to result in the sale of the company. We are sympathetic to many of Mr. Milner’s complaints as we believe Abcam’s execution has underwhelmed recently, though its business remains well-positioned in an attractive market for life sciences tools.
There are several potential strategic acquirers who may be able to unlock more value in the company than ABCM could on a standalone basis. We expect the company to receive multiple attractive bids.
1
Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000
Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the US equity universe.
2
Source: Factset, uses weighted harmonic average of index P/E ratios for next fiscal year (the price of a stock divided by its expected earnings for next fiscal year).
3
The determination of “best-in-class” is solely the opinion of the Fund’s Adviser, and such opinion is subject to change.
Those companies that hold leading market share positions, strong growth potential, historically good profitability, and management teams known for integrity and good corporate governance are generally considered to be “best in class.”

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
The following companies are three top detractors to the Fund’s performance over the past year.
Trupanion, Inc. (TRUP) is a leading pet health insurance company operating in a large, underpenetrated market with a differentiated go-to-market strategy and a vertically integrated business model. TRUP’s share price came under significant pressure as investors grew increasingly concerned about the claims loss ratio. The ratio has remained elevated for an extended period of time due to underpricing driven by elevated veterinary cost inflation and higher claims frequency. Management noted that TRUP underestimated the magnitude of veterinary cost inflation and has taken appropriate price increases to bring the claims loss ratio down and closer to its long-term target. It will likely take a few more quarters for the price increases to flow through the book of business. While higher-than-normal price increases could potentially elevate monthly pet churn in the near-term, TRUP seems to be managing that risk well so far. We remain excited about TRUP’s long-term potential and expect the company to continue gaining significant market share while also benefiting from higher pet insurance penetration rates in North
America over time.
Cable One, Inc. (CABO) is a cable and internet service provider serving primarily rural and suburban areas. CABO and other cable stocks have underperformed over the last year due to slowing subscriber growth. The slowdown has been attributed to macro factors, such as lower existing home sales which can be a sales catalyst for internet service providers, as well as increased competition. In our view, the macro factors appear temporary and are little cause for concern. However, the altered competitive landscape impaired our investment thesis and reduced our long-term confidence in growth. Wireless carriers such as T-Mobile and Verizon have leveraged their excess spectrum capacity to offer a home internet service to their substantial pools of overlapping customers. T-Mobile and Verizon grew rapidly while subscriber growth at all the largest cable companies came to a halt. While there are still many questions about the long-term viability of a wireless home internet product, in our view it will continue to be a headwind over at least the next few years. We now believe shares are unlikely to outperform over a reasonable investment horizon given the low growth outlook and unlikely resolution of the competitive issue. We have been reducing our position in CABO over the last year.
Endava PLC (DAVA) is a technology services provider that focuses on enabling companies’ digital transformations. The stock has underperformed due to several factors. First, the company issued a rare reduction in full-year guidance in conjunction with its fiscal 2Q earnings report in early 2023. The market for DAVA’s services has been historically strong since the onset of COVID. With the economic outlook weakening across many industries and geographies, customers’ year-end budgets saw additional scrutiny which resulted in some existing projects being wound down and new engagements progressing more slowly than anticipated. Second, as generative AI enthusiasm propelled certain technology stocks higher, investors feared that AI could impair Endava’s business model over the longer term. Despite the near-term cyclical headwinds and the longer-term secular fears, we continue to believe companies in virtually all industries will have more need for specialized IT services over the long term and that DAVA will be a beneficiary of that trend.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
Attribution Analysis
In the fiscal year ending June 30, 2023, your Fund’s underperformance can be attributed to stock selection.
Sector allocation contributed positively to performance.
Your Fund was over-weighted versus the Index in the Consumer Staples, Financials, Industrials, and Information
Technology sectors. In Consumer Staples, Industrials, and Information Technology, the over-weighting contributed to performance, while stock selection was a detractor. The overweight in Financials detracted from performance but stock selection was a positive contributor.
Your Fund was under-weighted versus the Index in the Communication Services, Consumer Discretionary,
Healthcare and Materials sectors. In Healthcare and Materials, the under-weighting contributed to performance, while stock selection was a detractor. In Consumer Discretionary, the under-weighting detracted from performance, while stock selection was a positive contributor. In Communication Services, the under-weighting and stock selection detracted from performance. Your Fund did not hold any positions in the Energy, Real Estate or Utilities, the absence of all of which contributed to performance compared to the Index.
Sector Weights
The following bar chart presents the sector weighting of your Fund versus the sector weighting of the Index as of June 30, 2023 (note this may differ slightly with the commentary above, which relates to average weighting as opposed to year-end weighting):
Source: FactSet

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
Best and Worst Performers
FIVE LARGEST EQUITY HOLDINGS
JUNE 30, 2023
As always, we appreciate the confidence you have placed in D.F. Dent and Company and are conscious of the responsibility that you have entrusted to us. We will continue to work diligently on your behalf.
Respectively Submitted,
Ticker Company Name
Contribution to Return
Five Largest Contributors 6.96%
NOVT Novanta, Inc.
1.60%
KNSL Kinsale Capital Group, Inc.
1.49%
ABCM Abcam PLC, ADR
1.31%
FND Floor & Décor Holdings, Inc. Class A
1.28%
MEDP Medpace Holdings, Inc.
1.28%
Five Largest Detractors - 6.2 8%
TRUP
Trupanion, Inc.
-1.86%
CABO
Cable One, Inc.
-1.55%
DAVE
Endava PLC , ADR
-1.31%
AZTA
Azenta, Inc.
-0.85%
PRM
Perimeter Solutions SA
-0.71%
Quantity Security Total Cost Market Value
Percent of Net
Assets of the Fund
26,087 HEICO Corp. $ 2,259,491 $ 3,667,832 3.91%
19,096 SiteOne Landscape Supply, Inc. 1,929,452 3,195,906 3.41
39,257 Hamilton Lane, Inc. 2,615,233 3,139,775 3.35
189,701 Utz Brands, Inc. 2,974,041 3,103,508 3.31
16,025 Novanta, Inc. 1,613,694 2,950,203 3.15
$ 11,391,911 $ 16,057,224 17.13%
Matthew F. Dent Gary Wu

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2023
IMPORTANT INFORMATION:
Investing involves risks, including the possible loss of principal. The Fund invests in small- and medium-size companies, which carry greater risk than is customarily associated with larger, more established companies.
Investing in American Depositary Receipts (ADRs) carries risks of political and financial instability, less liquidity and greater volatility, as well as risks associated with the lack of reliable accounting and financial information.
The Fund is also subject to other risks, such as the risk associated with Real Estate Investment Trusts (REITs)
like possible real estate market declines, which are detailed in the Fund’s prospectus.
The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. One cannot invest directly in an index.
The views in this report contained herein were those of the Fund’s Adviser as of June 30, 2023, and may not reflect the Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2023
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Small Cap Growth Fund (the”Fund”) compared with the performance of the benchmark, the Russell 2000 Growth Index
(“Russell 2000 Growth”), since inception. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Small Cap Growth Fund – Investor Shares vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional Shares are 1.23% and 1.09%, respectively. However, the Fund’s
Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.05%
and 0.95% of Investor Shares and Institutional Shares, respectively, through October 31, 2023 (the “Expense Cap”). The Expense Cap may
be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the
Average Annual Total Returns
Periods Ended June 30, 2023 One Year Five Year
Since Inception
(11/01/13)
(1)
DF Dent Small Cap Growth Fund - Investor Shares 14.13% 8.18% 9.54%
DF Dent Small Cap Growth Fund - Institutional Shares
(2)
14.23% 8.29% 9.59%
Russell 2000 Growth Index 18.53% 4.22% 7.67%
(1)
Investor Shares commenced operations on November 1, 2013 and Institutional Shares commenced operations on November 20, 2017.
(2)
Performance for the since inception period is a blended average annual return, which include the returns of the Investor Shares prior to the commencement of the Institutional Shares.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2023
lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2023
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 96.5%
Communication Services - 0.5%
670 Cable One, Inc. $ 440,244
Consumer Discretionary - 9.7%
21,947 Bright Horizons Family Solutions,
Inc.
(a)
2,029,000
17,811 CarMax, Inc.
(a)
1,490,781
33,724 Chewy, Inc.
(a)
1,331,086
25,284 Floor & Decor Holdings, Inc.,
Class A
(a)
2,628,525
5,251 Murphy USA, Inc. 1,633,638
9,113,030
Consumer Staples - 5.4%
189,701 Utz Brands, Inc. 3,103,508
10,047 WD-40 Co. 1,895,367
4,998,875
Financials - 11.3%
41,447 EVERTEC, Inc. 1,526,493
44,339 Goosehead Insurance, Inc.,
Class A
(a)
2,788,480
39,257 Hamilton Lane, Inc., Class A 3,139,775
6,710 Kinsale Capital Group, Inc. 2,510,882
33,212 Trupanion, Inc.
(a)
653,612
10,619,242
Health Care - 21.0%
113,711 Abcam PLC, ADR
(a)
2,782,508
4,074 Atrion Corp. 2,304,662
19,388 Azenta, Inc.
(a)
905,032
36,012 Bio-Techne Corp. 2,939,660
6,720 Charles River Laboratories
International, Inc.
(a)
1,412,880
25,161 CryoPort, Inc.
(a)
434,027
33,181 HealthEquity, Inc.
(a)
2,095,048
23,037 LeMaitre Vascular, Inc. 1,549,929
7,565 Medpace Holdings, Inc.
(a)
1,816,886
7,375 Mesa Laboratories, Inc. 947,688
11,051 OrthoPediatrics Corp.
(a)
484,586
14,377 Repligen Corp.
(a)
2,033,771
19,706,677
Industrials - 22.4%
78,503 Douglas Dynamics, Inc. 2,345,670
20,360 Exponent, Inc. 1,899,995
26,087 HEICO Corp., Class A 3,667,832
17,182 John Bean Technologies Corp. 2,084,177
7,032 Kadant, Inc. 1,561,807
12,673 Simpson Manufacturing Co., Inc. 1,755,210
19,096 SiteOne Landscape Supply, Inc.
(a)
3,195,906
43,648 WillScot Mobile Mini Holdings
Corp.
(a)
2,085,938
Shares Security Description Value
Industrials - 22.4% (continued)
32,930 WNS Holdings, Ltd., ADR
(a)
$ 2,427,600
21,024,135
Information Technology - 23.0%
25,806 Alarm.com Holdings, Inc.
(a)
1,333,654
15,810 Appfolio, Inc.
(a)
2,721,534
20,237 BlackLine, Inc.
(a)
1,089,155
26,348 Endava PLC, ADR
(a)
1,364,563
13,558 Envestnet, Inc.
(a)
804,667
29,061 Guidewire Software, Inc.
(a)
2,210,961
11,874 Manhattan Associates, Inc.
(a)
2,373,375
16,025 Novanta, Inc.
(a)
2,950,203
23,242 Procore Technologies, Inc.
(a)
1,512,357
33,575 Sprout Social, Inc., Class A
(a)
1,549,822
20,017 The Descartes Systems Group,
Inc.
(a)
1,603,562
20,043 Workiva, Inc.
(a)
2,037,571
21,551,424
Materials - 3.2%
9,172 Eagle Materials, Inc. 1,709,844
212,953 Perimeter Solutions SA
(a)
1,309,661
3,019,505
Total Common Stock (Cost $78,614,230) 90,473,132
Money Market Fund - 3.6%
3,408,916 First American Treasury
Obligations Fund,
Class X, 5.04%
(b)
(Cost $3,408,916) 3,408,916
Investments, at value - 100.1% (Cost
$82,023,146) $ 93,882,048
Other Assets & Liabilities, Net - (0.1)% (125,708)
Net Assets - 100.0% $ 93,756,340
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2023.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2023
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 93,882,048
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 93,882,048
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 0.5%
Consumer Discretionary 9.7%
Consumer Staples 5.4%
Financials 11.3%
Health Care 21.0%
Industrials 22.4%
Information Technology 23.0%
Materials 3.2%
Money Market Fund 3.6%
Other Assets & Liabilities, Net (0.1)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2023
ASSETS
Investments, at value (Cost $82,023,146) $ 93,882,048
Receivables:
Fund shares sold 69,759
Investment securities sold 63,199
Dividends 43,157
Prepaid expenses 17,891
Total Assets
94,076,054
LIABILITIES
Payables:
Fund shares redeemed 120,354
Accrued Liabilities:
Investment adviser fees 158,299
Fund services fees 8,112
Other expenses 32,949
Total Liabilities
319,714
NET ASSETS
$ 93,756,340
COMPONENTS OF NET ASSETS
Paid-in capital $ 91,919,904
Distributable Earnings 1,836,436
NET ASSETS
$ 93,756,340
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 881,278
Institutional Shares 3,615,245
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $18,294,597) $ 20.76
Institutional Shares (based on net assets of $75,461,743) $ 20.87

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2023
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,736) $ 441,974
Total Investment Income
441,974
EXPENSES
Investment adviser fees 727,773
Fund services fees 80,152
Transfer agent fees:
Investor Shares 21,896
Institutional Shares 20,175
Custodian fees 9,629
Registration fees:
Investor Shares 17,257
Institutional Shares 18,585
Professional fees 33,847
Trustees' fees and expenses 6,621
Other expenses 53,913
Total Expenses 989,848
Fees waived
(161,204)
Net Expenses
828,644
NET INVESTMENT LOSS
(386,670)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (3,935,756)
Net change in unrealized appreciation (depreciation) on investments
15,764,375
NET REALIZED AND UNREALIZED GAIN
11,828,619
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 11,441,949

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2023 2022
OPERATIONS
Net investment loss $ (386,670) $ (558,800)
Net realized loss (3,935,756) (5,102,754)
Net change in unrealized appreciation (depreciation) 15,764,375 (22,254,796)
Increase (Decrease) in Net Assets Resulting from Operations
11,441,949 (27,916,350)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares – (672,430)
Institutional Shares – (1,948,221)
Total Distributions Paid
– (2,620,651)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 3,150,734 4,617,488
Institutional Shares 17,206,517 52,851,758
Reinvestment of distributions:
Investor Shares – 643,382
Institutional Shares – 1,681,845
Redemption of shares:
Investor Shares
(5,357,981) (9,406,759)
Institutional Shares
(11,637,151) (22,968,443)
Redemption fees:
Investor Shares
– 6,744
Increase in Net Assets from Capital Share Transactions
3,362,119 27,426,015
Increase (Decrease) in Net Assets
14,804,068 (3,110,986)
NET ASSETS
Beginning of Year
78,952,272 82,063,258
End of Year
$ 93,756,340 $ 78,952,272
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 165,332 200,159
Institutional Shares 895,548 2,218,989
Reinvestment of distributions:
Investor Shares – 25,818
Institutional Shares – 67,220
Redemption of shares:
Investor Shares
(279,318) (412,287)
Institutional Shares
(610,175) (1,057,613)
Increase in Shares
171,387 1,042,286

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2023 2022 2021 2020 2019
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 18.19 $ 24.94 $ 18.38 $ 17.10 $ 15.97
INVESTMENT OPERATIONS
Net investment loss (a) (0.10) (0.15) (0.13) (0.09) (0.07)
Net realized and unrealized gain (loss)
2.67 (6.01) 7.16 1.63 2.19
Total from Investment Operations
2.57 (6.16) 7.03 1.54 2.12
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (0.60) (0.48) (0.26) (0.99)
Total Distributions to Shareholders
– (0.60) (0.48) (0.26) (0.99)
REDEMPTION FEES(a)
– 0.01 0.01 0.00(b) –
NET ASSET VALUE, End of Year
$ 20.76 $ 18.19 $ 24.94 $ 18.38 $ 17.10
TOTAL RETURN
14.13% (25.32)% 38.60% 9.08% 15.01%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 18,295 $ 18,105 $ 29,472 $ 8,394 $ 6,757
Ratios to Average Net Assets:
Net investment loss (0.54)% (0.64)% (0.58)% (0.50)% (0.43)%
Net expenses 1.05% 1.05% 1.05% 1.05% 1.05%
Gross expenses (c) 1.30% 1.23% 1.30% 1.66% 2.30%
PORTFOLIO TURNOVER RATE 41% 46% 34% 38% 44%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2023 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 18.27 $ 25.03 $ 18.42 $ 17.13 $ 15.97
INVESTMENT OPERATIONS
Net investment loss (a) (0.08) (0.12) (0.11) (0.07) (0.05)
Net realized and unrealized gain (loss)
2.68 (6.04) 7.20 1.62 2.20
Total from Investment Operations
2.60 (6.16) 7.09 1.55 2.15
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (0.60) (0.48) (0.26) (0.99)
Total Distributions to Shareholders
– (0.60) (0.48) (0.26) (0.99)
REDEMPTION FEES(a)
– – 0.00(b) 0.00(b) –
NET ASSET VALUE, End of Year
$ 20.87 $ 18.27 $ 25.03 $ 18.42 $ 17.13
TOTAL RETURN
14.23% (25.27)% 38.79% 9.12% 15.20%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 75,462 $ 60,847 $ 52,591 $ 14,626 $ 12,332
Ratios to Average Net Assets:
Net investment loss (0.43)% (0.52)% (0.49)% (0.40)% (0.32)%
Net expenses 0.95% 0.95% 0.95% 0.95% 0.95%
Gross expenses (c) 1.12% 1.09% 1.18% 1.72% 2.18%
PORTFOLIO TURNOVER RATE 41% 46% 34% 38% 44%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2023
Note 1. Organization
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. DF Dent Premier
Growth Fund commenced operations on July 16, 2001. DF Dent Midcap Growth Fund’s Investor Shares,
Institutional Shares, and Institutional Plus Shares commenced operations on July 1, 2011, November 29,
2017, and December 3, 2021, respectively. DF Dent Small Cap Growth Fund’s Investor Shares and Institutional
Shares commenced operations on November 1, 2013 and November 20, 2017, respectively. The Funds seek long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each
Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has
designated the Adviser, as defined in Note 3, as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2023
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments.
The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2023, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2023
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax.
Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, each Fund did not incur any interest penalties. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The DF Dent Midcap Growth Fund's and DF Dent Small Cap Growth Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – D.F. Dent and Company, Inc. (the “Adviser”) is the investment adviser to the Funds.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 0.99%, 0.75%, and 0.85% of the average daily net assets of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2023
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA
Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the
Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services.
Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-
Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman).
The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses for DF Dent
Premier Growth Fund, to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October 31, 2023. Additionally, the Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor
Shares, Institutional Shares, and Institutional Plus Shares to 0.98%, 0.85%, and 0.79%, respectively, through
October 31, 2023, for DF Dent Midcap Growth Fund. The Adviser has also contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares and Institutional Shares to
1.05% and 0.95%, respectively, through October 31, 2023, for DF Dent Small Cap Growth Fund.
Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended June
30, 2023 , fees waived and expenses reimbursed were as follows:

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2023
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of June 30, 2023 , $1,093,140, $ 268,980 and $367,207 are subject to recoupment by the Adviser for the DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent
Small Cap Growth Fund, respectively.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-
term investments during the year ended June 30, 2023 , were as follows:
Note 6. Federal Income Tax
As of June 30, 2023 , cost for federal income tax purposes and net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
Investment Adviser
Fees Waived Other Waivers Total Fees Waived
DF Dent Premier Growth Fund $ 309,122 $ 42,100 $ 351,222
DF Dent Midcap Growth Fund 143,924 123,785 267,709
DF Dent Small Cap Growth Fund 135,089 26,115 161,204
Purchases Sales
DF Dent Premier Growth Fund $ 51,666,654 $ 121,862,623
DF Dent Midcap Growth Fund 160,160,529 290,428,618
DF Dent Small Cap Growth Fund 35,129,881 34,486,656
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
DF Dent Premier Growth Fund $ 121,460,200 $ 127,260,549 $ (776,564) $ 126,483,985
DF Dent Midcap Growth Fund 476,223,316 138,948,543 (29,804,046) 109,144,497
DF Dent Small Cap Growth Fund 86,767,040 15,031,207 (7,916,199) 7,115,008
Ordinary Income Long-Term Capital Gain Total
DF Dent Premier Growth Fund
2023 $ – $ – $ –
2022 2,163,701 28,751,389 30,915,090
DF Dent Midcap Growth Fund
2023 – – –
2022 11,666,022 13,504,715 25,170,737
DF Dent Small Cap Growth Fund
2023 – – –
2022 730,038 1,890,613 2,620,651

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2023
Equalization debits included in the distributions were as follows:
The DF Dent Premier Growth Fund used equalization accounting for tax purposes, whereby a portion of its redemption payments are treated as distributions of income or gain for tax purposes.
As of June 30, 2023 , distributable earnings/accumulated loss on a tax basis were as follows:
The difference between components of distributable earnings/accumulated loss on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and equity return of capital.
For tax purposes, the current year late-year ordinary loss was $ 491,668, $1,141,082 and $182,178 for the
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund, respectively,
(realized during the period January 1, 2023 through June 30, 202 3 ). These losses will be recognized for tax purposes on the first business day of each Fund’s next fiscal year, July 1, 202 3 .
As of June 30, 2023 , the DF Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund had $19,198,995
and $1,459,419 , respectively, of available short-term capital loss carryforwards and the DF Dent Midcap Growth
Fund and DF Dent Small Cap Growth Fund had $57,930,320 and $3,636,975 , respectively, of available long-
term capital loss carryforwards that have no expiration date.
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended June 30, 202 3 . The following reclassifications were the result of current year net operating loss and equalization and have no impact on the net assets of each Fund.
Long-Term Capital Gain Total
DF Dent Premier Growth Fund
2023 $ 2,637,735 $ 2,637,735
2022 – –
DF Dent Midcap Growth Fund
2023 – –
2022 – –
DF Dent Small Cap Growth Fund
2023 – –
2022 – –
Undistributed
Long-Term Gain
Capital and Other
Losses
Unrealized
Appreciation Total
DF Dent Premier Growth Fund $ 28,332,790 $ (491,668) $ 126,483,985 $ 154,325,107
DF Dent Midcap Growth Fund – (78,270,397) 109,144,497 30,874,100
DF Dent Small Cap Growth Fund – (5,278,572) 7,115,008 1,836,436
Distributable Earnings Paid-in-Capital
DF Dent Premier Growth Fund $ (1,454,045) $ 1,454,045
DF Dent Midcap Growth Fund 2,608,422 (2,608,422)
DF Dent Small Cap Growth Fund 501,038 (501,038)

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2023
Note 7. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual
Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund and
DF Dent Small Cap Growth Fund and Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (the
“Funds”), each a series of Forum Funds, as of June 30, 2023, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2023, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 24, 2022, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 28, 2023

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2023
Investment Advisory Agreement Approval
At the June 8, 2023 Board Meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the
Funds (the “Advisory Agreement”). In preparation for its deliberations, the Board requested written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the
Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser and was advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Funds by the Adviser, including information on the investment performance of the Funds; (2) the costs of the services provided and profitability to the Adviser with respect to its relationship with each Fund;
(3) information concerning the advisory fee and total expense ratio of each Fund, including a comparison to the fees and expenses of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as each Fund grows and whether the advisory fee enables investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Funds. The Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Funds, and that the firm has the operational capability and necessary staffing and experience to continue providing high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the
Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, the Board reviewed the performance of each Fund compared to its respective benchmark and to a peer group of funds.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2023
The Board observed that the DF Dent Premier Growth Fund underperformed its primary benchmark index, the
S&P 500 Index, for the one-, three-, five-, and 10-year periods ended March 31, 2023, and outperformed the
S&P 500 Index for the period since the DF Dent Premier Growth Fund’s inception on July 16, 2001. The Board also considered the DF Dent Premier Growth Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to those of the DF Dent
Premier Growth Fund. The Board observed that, based on information provided by Strategic Insight, the DF Dent
Premier Growth Fund underperformed the average of its Strategic Insight peer group for the one-, three-, five-, and 10-year periods ended March 31, 2023.
The Board observed that the DF Dent Midcap Growth Fund underperformed its primary benchmark index, the Russell Midcap Growth Index, for the one-, three-, five-, and 10-year periods ended March 31, 2023, and outperformed the Russell Midcap Growth Index for the period since the DF Dent Midcap Growth Fund’s inception on July 1, 2011. The Board observed that the DF Dent Midcap Growth Fund underperformed the average of its
Strategic Insight peer group for the one-, three-, and five-year periods ended March 31, 2023, and observed that the DF Dent Midcap Growth Fund’s Institutional Share Class, which was the share class used for comparative performance measures, did not have a 10-year performance history.
The Board observed that the DF Dent Small Cap Growth Fund outperformed its primary benchmark index, the
Russell 2000 Growth Index, for the one-, three- and five-year periods ended March 31, 2023, and for the period since the DF Dent Small Cap Growth Fund’s inception on November 1, 2013. The Board observed that the DF
Dent Small Cap Growth Fund outperformed the average of its Strategic Insight peer group for the one- and five-
year periods ended March 31, 2023, and underperformed the average of its Strategic Insight peer group for the three-year period ended March 31, 2023. The Board observed that the DF Dent Small Cap Growth Fund’s
Institutional Share Class, which was the share class used for comparative performance measures, did not have a 10-year performance history.
The Board considered the Adviser’s representation that the relative underperformance over the one-year period for each of the DF Dent Premier Growth Fund and DF Dent Midcap Growth Fund could be attributed, in part, to rising interest rates that negatively impacted long duration assets such as high growth, high valuation software companies in the Information Technology sector, which were the types of companies in which the DF
Dent Premier Growth Fund and DF Dent Midcap Growth Fund tended to invest. The Board also considered the
Adviser’s representation that the relative underperformance over the one-year period for each of the DF Dent
Premier Growth Fund and DF Dent Midcap Growth Fund could be attributed, in part, to stock selection within the health care sector and, in particular, life sciences companies that benefitted from the COVID-19 pandemic but had begun to underperform as the pandemic has continued to subside. With respect to the DF Dent Premier
Growth Fund, the Board considered further the Adviser’s representation that the DF Dent Premier Growth Fund’s performance was also negatively impacted by lack of exposure to certain mega-cap stocks, such as the “FAANG”
stocks, within the technology sector relative to the index, noting that such mega-cap stocks drove a significant portion of the index’s performance over recent years. The Board also considered the Adviser’s representation that each of the Funds is designed to provide long-term capital appreciation, and that the Funds continued to show the ability to outperform their respective benchmark indices over the long term.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2023
In consideration of the Adviser’s investment strategies and the foregoing performance information, among other considerations, the Board determined that each Fund could benefit from the Adviser’s continued management of the Funds.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to each of the Funds and analyzed comparative information on actual advisory fee rates and actual total expenses of the Funds’ respective
Strategic Insight peer groups. The Board noted that the net advisory fee rate for each Fund was higher than the median of its respective Strategic Insight peer group, but the net total expense ratio for each Fund was less than the median of its respective Strategic Insight peer group. The Board noted that the Adviser’s net advisory fee rates and net total expense ratios for each Fund were within a reasonable range of the median of their respective peer groups. The Board also noted that the Adviser had in place a contractual expense waiver for each of the Funds, pursuant to which the Adviser continued to waive a portion of its investment advisory fees in order to subsidize the Funds’ expenses.
Based on the foregoing and other relevant factors, the Board concluded that the Adviser’s current advisory fee rates charged to each of the Funds were reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s operating expenses and other resources devoted to the Funds, as well as the information provided by the Adviser regarding costs and overall profitability. The Board noted that the Adviser had in place a contractual expense waiver to ensure the expense ratios for the Funds remained at competitive levels. The Board also noted that the Adviser had committed to extending the expense cap arrangements for all of the Funds through at least the duration of the current
Advisory Agreement renewal period. The Board further noted the Adviser’s representation that the Funds were less profitable to the Adviser than the Adviser’s overall investment management business because, although the Funds represented a relatively small percentage of the Adviser’s total assets under management, the
Funds represented a relatively high percentage of the Adviser’s overall administrative, reporting, and compliance expenses. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds were reasonable.
Economies of Scale
The Board evaluated whether the Funds would benefit from any economies of scale. In this respect, the Board considered each Fund’s fee structure, asset size, and net expense ratio, giving effect to each Fund’s expense waiver agreement. The Board reviewed relevant materials and discussed whether the use of breakpoints would be appropriate at this time, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board observed that, although the DF Dent Midcap

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2023
Growth Fund experienced periods of substantial asset growth in prior periods, the DF Dent Midcap Growth
Fund’s assets were not at a level that reflected meaningful economies of scale, in part, due to a recent decline in assets. Noting the relatively low asset levels for the DF Dent Premier Growth Fund and DF Dent Small
Cap Growth Fund, the decrease in each of the Funds’ asset levels over the past year, the existence of the
Adviser’s ongoing expense limitation arrangements, as well as the Adviser’s representation that the level of the
Funds’ assets had not provided meaningful economies of scale, among other relevant considerations, the Board concluded that any existing economies of scale were captured by the expense cap structures of the Funds and that the information presented was consistent with the renewal of the Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Change in Independent Registered Public Accounting Firm
On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the
Funds, each series of Forum Funds. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
The reports of BBD on the financial statements of the Funds as of and for the fiscal years ended June 30, 2021 and June 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the years ended June 30, 2021 and
June 30, 2022, and during the subsequent interim period through March 9, 2023, (i) there were no disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period, and (ii) there were no “reportable events,” as defined in Item
304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2023
The Trust requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of this letter is filed as an exhibit to Form N-CSR.
On March 17, 2023, the Audit Committee of the Board also recommended and approved the appointment of
Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending June 30, 2023.
During the fiscal years ended June 30, 2021 and June 30, 2022, and during the subsequent interim period through March 17, 2023, neither the Trust, nor anyone acting on its behalf, consulted with Cohen on behalf of the of Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on each Fund’s financial statements, or any matter that was either, (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (866) 233-3368 and on the SEC’s website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 233-3368 and on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2023
assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine
04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (866) 233-3368.
Beginning
Account Value
January 1, 2023
Ending
Account Value
June 30, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
DF Dent Premier Growth Fund
Actual $ 1,000.00 $ 1,156.06 $ 5.29 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.89 $ 4.96 0.99%
DF Dent Midcap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 1,151.49 $ 4.64 0.87%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.48 $ 4.36 0.87%
Institutional Shares
Actual $ 1,000.00 $ 1,151.62 $ 4.53 0.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.58 $ 4.26 0.85%
Institutional Plus Shares
Actual $ 1,000.00 $ 1,151.89 $ 4.22 0.79%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.88 $ 3.96 0.79%
DF Dent Small Cap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 1,144.44 $ 5.58 1.05%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.59 $ 5.26 1.05%
Institutional Shares
Actual $ 1,000.00 $ 1,144.82 $ 5.05 0.95%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.08 $ 4.76 0.95%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2023
(1)
Karen Shaw is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as Treasurer of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011
and Chairman
since 2018
Director, Blue Sky Experience
(a charitable endeavor) since
2008; Senior Vice President
& General Counsel, American
Century Companies (an investment
management firm) 1998-2008.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee Since 2018 Independent consultant providing
interim CFO services, principally to
non-profit organizations, since 2021;
Chief Financial Officer, Freedom House
(a NGO advocating political freedom
and democracy) 2017-2021.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser) 1996-
2010.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Karen Shaw
Born: 1972
Trustee Since 2023 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services
2008-2019.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2023
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past Five Years
Officers
Zachary Tackett
Born: 1988
President; Principal Executive
Officer; Anti-Money Laundering
Compliance Officer; Identity Theft
Prevention Officer
President and Principal
Executive Officer since 2023;
Anti-Money Laundering
Compliance Officer and
Identity Theft Prevention
Officer since 2014
Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Chief Compliance Officer
2008-2016 and 2021-current
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Lindsey Dorval
Born: 1981
Vice President; Secretary Since 2023 Counsel, Apex Fund Services since 2020.

DF Dent Premier Growth Fund – DFDPX
DF Dent Midcap Growth Fund Investor Shares – DFDMX
DF Dent Midcap Growth Fund Institutional Shares – DFMGX
DF Dent Midcap Growth Fund Institutional Plus Shares – DFMLX
DF Dent Small Cap Growth Fund Investor Shares – DFDSX
DF Dent Small Cap Growth Fund Institutional Shares – DFSGX
INVESTMENT ADVISER
D.F. Dent and Company, Inc.
400 E. Pratt Street, 7th Floor
Baltimore, MD 21202
www.dfdent.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
(866) 2DF-DENT
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
221-ANR-0623
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an
effective prospectus, which includes information regarding the
Funds' risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagem12,400ents for the Reporting Periods, were $53,600 in 2022 and $55,200 in 2023.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2022 and $0 in 2023.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $12,000 in 2022 and $12,400 in 2023.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2022 and $0 in 2023.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2022 and $0 in 2023.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

TEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(a)(4) Change in Independent Registered Public Accounting Firm (Exhibit filed herewith).

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date	August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date	August 31, 2023

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	August 31, 2023